TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Investments — 109.5% of net assets

Common Stocks — 70.3%

U.S. Common Stocks — 53.9%

Aerospace & Defense — 2.2%
Axon Enterprise, Inc. (a) (b)	28,370	$14,921,202
BWX Technologies, Inc.	7,208	711,069
Cadre Holdings, Inc.	69,971	2,071,841
General Dynamics Corp. (b)	774	210,977
General Electric Co. (b)	26,583	5,320,588
Howmet Aerospace, Inc.	6,538	848,175
Karman Holdings, Inc. (a) (b)	6,612	220,973
Lockheed Martin Corp. (b)	35	15,635
MDA Space Ltd. (a) (b)	76,100	1,453,729
Northrop Grumman Corp. (b)	35	17,920
TransDigm Group, Inc.	1,800	2,489,922
		28,282,031
Air Freight & Logistics — 0.0%
FedEx Corp. (b)	58	14,139
United Parcel Service, Inc., Class B (b)	131	14,409
		28,548
Automobile Components — 0.1%
Goodyear Tire & Rubber Co. (a) (b)	198,006	1,829,575

Automobiles — 0.5%
General Motors Co. (b)	29,111	1,369,090
Tesla, Inc. (a) (b)	18,757	4,861,064
		6,230,154
Banks — 0.8%
Associated Banc-Corp.	617	13,901
Bank of America Corp. (b)	50,545	2,109,243
Bank OZK	1,418	61,612
BOK Financial Corp.	571	59,470
Cadence Bank	454	13,783
Citigroup, Inc. (b)	17,549	1,245,804
Citizens Financial Group, Inc.	37,465	1,534,941
Cullen/Frost Bankers, Inc.	110	13,772
East West Bancorp, Inc.	157	14,092
First Horizon Corp.	11,075	215,077
Huntington Bancshares, Inc. (b)	10,682	160,337
JPMorgan Chase & Co. (b)	5,909	1,449,478
Live Oak Bancshares, Inc.	23,814	634,881
Pinnacle Financial Partners, Inc.	132	13,997

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

PNC Financial Services Group, Inc. (b)	2,729	$479,676
Prosperity Bancshares, Inc.	3,176	226,671
Synovus Financial Corp.	10,174	475,533
Texas Capital Bancshares, Inc. (a)	8,377	625,762
Truist Financial Corp. (b)	8,223	338,376
U.S. Bancorp (b)	1,328	56,068
Valley National Bancorp	40,691	361,743
Wells Fargo & Co. (b)	3,092	221,975
Zions Bancorp NA	1,538	76,685
		10,402,877
Beverages — 0.2%
Boston Beer Co., Inc., Class A (a)	60	14,330
Celsius Holdings, Inc. (a)	457	16,278
Coca-Cola Co. (b)	11,077	793,335
Coca-Cola Consolidated, Inc.	11	14,850
PepsiCo, Inc. (b)	91	13,645
Primo Brands Corp. (b)	63,231	2,244,068
		3,096,506
Biotechnology — 0.9%
Agios Pharmaceuticals, Inc. (a)	11,658	341,579
Alnylam Pharmaceuticals, Inc. (a)	5,025	1,356,851
Apellis Pharmaceuticals, Inc. (a)	19,277	421,588
Biogen, Inc. (a)	5,748	786,556
BioMarin Pharmaceutical, Inc. (a)	7,747	547,635
CG oncology, Inc. (a)	20,383	499,180
Exact Sciences Corp. (a)	3,242	140,346
Exelixis, Inc. (a)	26,610	982,441
Gilead Sciences, Inc. (b)	3,663	410,439
GRAIL, Inc. (a)	472	12,055
Humacyte, Inc. (a)	165,029	281,375
Incyte Corp. (a)	22,894	1,386,232
Legend Biotech Corp.- ADR (a) (b)	124	4,207
Natera, Inc. (a) (b)	21,297	3,011,609
Neurocrine Biosciences, Inc. (a)	7,216	798,090
Regeneron Pharmaceuticals, Inc.	22	13,953
Sionna Therapeutics, Inc. (a)	14,316	149,745
United Therapeutics Corp. (a)	833	256,789
Vericel Corp. (a)	2,641	117,841
Vertex Pharmaceuticals, Inc. (a) (b)	27	13,090
		11,531,601
Broadline Retail — 2.1%
Amazon.com, Inc. (a) (b)	136,928	26,051,921
Etsy, Inc. (a)	13,047	615,557
Macy's, Inc.	1,058	13,289
		26,680,767

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Building Products — 0.2%
AAON, Inc. (b)	6,645	$519,174
Armstrong World Industries, Inc. (b)	1,167	164,407
Hayward Holdings, Inc. (a)	123,406	1,717,811
Johnson Controls International PLC (b)	175	14,019
Masco Corp. (b)	4,770	331,706
Trane Technologies PLC (b)	42	14,151
Zurn Elkay Water Solutions Corp. (b)	3,413	112,561
		2,873,829
Capital Markets — 1.8%
Ameriprise Financial, Inc. (b)	924	447,318
Ares Capital Corp. (b)	223	4,942
Bank of New York Mellon Corp. (b)	12,749	1,069,259
Blackrock, Inc. (b)	288	272,586
Blackstone, Inc. (b)	9,133	1,276,611
Charles Schwab Corp. (b)	20,196	1,580,943
CME Group, Inc. (b)	3,774	1,001,204
Coinbase Global, Inc., Class A (a)	500	86,115
Evercore, Inc., Class A	68	13,581
Federated Hermes, Inc.	1,782	72,652
Franklin Resources, Inc.	59,704	1,149,302
Goldman Sachs Group, Inc. (b)	829	452,874
Intercontinental Exchange, Inc. (b)	19,529	3,368,752
Invesco Ltd.	37,323	566,190
Janus Henderson Group PLC	432	15,617
KKR & Co., Inc.	20,500	2,370,005
LPL Financial Holdings, Inc.	7,543	2,467,617
MarketAxess Holdings, Inc.	79	17,092
Moelis & Co., Class A	524	30,581
Moody's Corp. (b)	6,127	2,853,283
Morgan Stanley (b)	3,262	380,577
Morningstar, Inc. (b)	28	8,396
MSCI, Inc. (b)	1,691	956,260
Northern Trust Corp.	2,169	213,972
Raymond James Financial, Inc.	99	13,752
Robinhood Markets, Inc., Class A (a)	4,590	191,036
S&P Global, Inc. (b)	2,528	1,284,477
State Street Corp.	1,838	164,556
Stifel Financial Corp.	177	16,684
Virtu Financial, Inc., Class A	395	15,057
		22,361,291
Chemicals — 0.7%
ASP Isotopes, Inc. (a)	46,278	217,044
CF Industries Holdings, Inc. (b)	186	14,536
FMC Corp. (b)	10,699	451,391
Huntsman Corp. (b)	874	13,800
Ingevity Corp. (a)	8,667	343,127
Linde PLC (b)	13,535	6,302,437

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

LSB Industries, Inc. (a)	81,877	$539,569
LyondellBasell Industries NV, Class A (b)	4,020	283,008
Perimeter Solutions, Inc. (a)	11,238	113,167
RPM International, Inc. (b)	50	5,784
Sherwin-Williams Co. (b)	2,808	980,526
Stepan Co.	1,380	75,955
		9,340,344
Commercial Services & Supplies — 0.5%
Brink's Co.	2,900	249,864
Cintas Corp. (b)	71	14,593
GEO Group, Inc. (a)	51,099	1,492,602
GFL Environmental, Inc. (b)	16,000	772,843
Liquidity Services, Inc. (a)	37,435	1,160,859
OPENLANE, Inc. (a)	15,965	307,805
Republic Services, Inc. (b)	1,897	459,378
Tetra Tech, Inc.	25,448	744,354
Veralto Corp. (b)	6,406	624,265
Vestis Corp.	13,377	132,432
		5,958,995
Communications Equipment — 0.3%
Arista Networks, Inc. (a) (b)	25,546	1,979,304
Cisco Systems, Inc. (b)	26,370	1,627,293
Extreme Networks, Inc. (a)	968	12,807
F5, Inc. (a) (b)	52	13,846
Juniper Networks, Inc.	847	30,653
Motorola Solutions, Inc.	35	15,323
Ubiquiti, Inc.	374	115,992
		3,795,218
Construction & Engineering — 0.7%
Ameresco, Inc., Class A (a) (b)	40,273	486,498
Comfort Systems USA, Inc. (b)	1,789	576,648
EMCOR Group, Inc.	427	157,832
Fluor Corp. (a)	65,203	2,335,572
Granite Construction, Inc. (b)	228	17,191
Great Lakes Dredge & Dock Corp. (a)	151,242	1,315,805
Limbach Holdings, Inc. (a) (b)	9,213	686,092
MasTec, Inc. (a)	1,112	129,782
Matrix Service Co. (a)	72,427	900,268
Orion Group Holdings, Inc. (a)	93,335	488,142
Primoris Services Corp. (b)	454	26,064
Valmont Industries, Inc. (b)	5,543	1,581,806
		8,701,700
Construction Materials — 0.1%
CRH PLC (b)	8,431	741,675

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Consumer Finance — 0.2%
American Express Co. (b)	7,197	$1,936,353
Capital One Financial Corp.	80	14,344
Discover Financial Services	661	112,833
Synchrony Financial	2,342	123,985
		2,187,515
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc., Class A	623	13,700
BJ's Wholesale Club Holdings, Inc. (a)	142	16,202
Chefs' Warehouse, Inc. (a)	45,568	2,481,633
Costco Wholesale Corp. (b)	643	608,136
Dollar Tree, Inc. (a)	438	32,881
Performance Food Group Co. (a) (b)	6,074	477,599
Sprouts Farmers Market, Inc. (a) (b)	3,634	554,694
Sysco Corp. (b)	264	19,810
Target Corp.	4,885	509,799
U.S. Foods Holding Corp. (a) (b)	5,450	356,757
Walmart, Inc. (b)	105,324	9,246,394
		14,317,605
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA	199,613	602,831
Berry Global Group, Inc. (b)	991	69,182
Crown Holdings, Inc. (b)	3,269	291,791
Packaging Corp. of America (b)	868	171,881
		1,135,685
Diversified Consumer Services — 0.3%
ADT, Inc.	3,464	28,197
Bright Horizons Family Solutions, Inc. (a)	2,291	291,049
European Wax Center, Inc., Class A (a)	95,633	377,750
Graham Holdings Co., Class B	16	15,374
Mister Car Wash, Inc. (a)	383,155	3,023,093
		3,735,463
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	48,829	1,380,884
Frontier Communications Parent, Inc. (a)	640	22,950
Globalstar, Inc. (a)	48,924	1,020,555
Verizon Communications, Inc.	8,725	395,766
		2,820,155
Electric Utilities — 0.0%
Edison International	287	16,910
Evergy, Inc. (b)	2,209	152,311

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

PG&E Corp. (b)	18,364	$315,493
		484,714
Electrical Equipment — 0.6%
Acuity, Inc.	948	249,656
AMETEK, Inc. (b)	755	129,966
Array Technologies, Inc. (a) (b)	32,405	157,812
EnerSys	995	91,122
Enovix Corp. (a) (b)	205,005	1,504,737
Fluence Energy, Inc. (a) (b)	311,108	1,508,874
GE Vernova, Inc. (b)	4,658	1,421,994
Generac Holdings, Inc. (a) (b)	76	9,625
Net Power, Inc. (a) (b)	201,026	528,698
NEXTracker, Inc., Class A (a)	19,411	817,980
Shoals Technologies Group, Inc., Class A (a) (b)	434,432	1,442,314
Vertiv Holdings Co., Class A	5,523	398,761
		8,261,539
Electronic Equipment, Instruments & Components — 0.6%
Advanced Energy Industries, Inc.	1,472	140,296
Amphenol Corp., Class A (b)	4,029	264,262
Arrow Electronics, Inc. (a) (b)	5,614	582,902
Bel Fuse, Inc., Class B	4,141	309,995
Belden, Inc.	1,780	178,445
Coherent Corp. (a)	207	13,443
Evolv Technologies Holdings, Inc. (a)	346,694	1,081,685
IPG Photonics Corp. (a)	235	14,838
Jabil, Inc.	1,261	171,584
Napco Security Technologies, Inc.	47,485	1,093,105
PAR Technology Corp. (a)	382	23,432
Powerfleet, Inc. NJ (a)	360,606	1,979,727
TD SYNNEX Corp. (b)	3,786	393,593
Teledyne Technologies, Inc. (a)	2,807	1,397,072
Trimble, Inc. (a)	207	13,589
Zebra Technologies Corp., Class A (a)	49	13,845
		7,671,813
Energy Equipment & Services — 0.4%
Baker Hughes Co.	11,521	506,348
ChampionX Corp.	521	15,526
Halliburton Co.	587	14,892
Helix Energy Solutions Group, Inc. (a) (b)	102,500	851,775
Innovex International, Inc. (a) (b)	24,033	431,633
NOV, Inc.	1,003	15,266
Oceaneering International, Inc. (a)	62,051	1,353,332
Schlumberger NV	372	15,550
Select Water Solutions, Inc. (b)	14,815	155,557
Solaris Energy Infrastructure, Inc. (b)	36,812	801,029
Tidewater, Inc. (a) (b)	8,873	375,062

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Weatherford International PLC	572	$30,630
		4,566,600
Entertainment — 0.7%
Electronic Arts, Inc.	115	16,620
Liberty Media Corp.-Liberty Formula One, Class C (a)	4,918	442,669
Live Nation Entertainment, Inc. (a) (b)	6,097	796,146
Madison Square Garden Sports Corp. (a)	11,253	2,191,184
Netflix, Inc. (a) (b)	2,311	2,155,077
Playtika Holding Corp.	74,993	387,714
ROBLOX Corp., Class A (a)	39,891	2,325,246
Roku, Inc. (a)	1,541	108,548
Spotify Technology SA (a) (b)	894	491,727
TKO Group Holdings, Inc. (b)	98	14,975
Vivid Seats, Inc., Class A (a)	36,537	108,150
Walt Disney Co. (b)	137	13,522
Warner Bros Discovery, Inc. (a)	1,301	13,960
		9,065,538
Financial Services — 3.0%
AvidXchange Holdings, Inc. (a)	299,468	2,539,489
Berkshire Hathaway, Inc., Class B (a) (b)	15,586	8,300,792
Cantaloupe, Inc. (a)	42,692	335,986
Corebridge Financial, Inc.	2,716	85,744
Corpay, Inc. (a) (b)	1,676	584,455
Equitable Holdings, Inc.	282	14,689
Fidelity National Information Services, Inc.	12,504	933,799
Fiserv, Inc. (a) (b)	1,988	439,010
Global Payments, Inc.	2,654	259,880
Mastercard, Inc., Class A (b)	28	15,347
Paymentus Holdings, Inc., Class A (a)	9,394	245,183
PayPal Holdings, Inc. (a)	24,630	1,607,107
Repay Holdings Corp. (a)	191,168	1,064,806
Shift4 Payments, Inc., Class A (a)	29,133	2,380,457
Swiftmerge Acquisition Corp. (a) (f) (g) (h)	1,728	13,012
Toast, Inc., Class A (a)	27,066	897,779
Visa, Inc., Class A (b)	51,817	18,159,786
Western Union Co.	29,251	309,476
		38,186,797
Food Products — 0.1%
Darling Ingredients, Inc. (a)	30,454	951,383
Freshpet, Inc. (a)	424	35,264
Kellanova	682	56,258
Tyson Foods, Inc., Class A (b)	1,764	112,561
		1,155,466

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Ground Transportation — 0.3%
Lyft, Inc., Class A (a) (b)	38,803	$460,592
Saia, Inc. (a)	1,241	433,643
Uber Technologies, Inc. (a) (b)	33,799	2,462,595
Union Pacific Corp. (b)	1,567	370,188
		3,727,018
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories (b)	1,952	258,933
Align Technology, Inc. (a)	963	152,982
Boston Scientific Corp. (a) (b)	6,904	696,475
Ceribell, Inc. (a)	23,219	446,037
Dentsply Sirona, Inc.	906	13,536
Dexcom, Inc. (a)	338	23,082
IDEXX Laboratories, Inc. (a)	7,485	3,143,326
Insulet Corp. (a) (b)	632	165,969
Intuitive Surgical, Inc. (a) (b)	1,308	647,813
LivaNova PLC (a)	3,577	140,505
Medtronic PLC (b)	4,776	429,171
Merit Medical Systems, Inc. (a)	10,007	1,057,840
Neuronetics, Inc. (a)	33,998	125,113
QuidelOrtho Corp. (a)	17,067	596,833
ResMed, Inc.	1,244	278,469
Stryker Corp. (b)	21,872	8,141,852
Teleflex, Inc.	108	14,925
Zimvie, Inc. (a)	7,602	82,102
		16,414,963
Health Care Providers & Services — 1.6%
agilon health, Inc. (a)	233,836	1,012,510
AMN Healthcare Services, Inc. (a)	13,465	329,354
Cencora, Inc. (b)	398	110,680
Centene Corp. (a)	41,718	2,532,700
Cigna Group (b)	1,226	403,354
CVS Health Corp. (b)	10,991	744,640
Elevance Health, Inc. (b)	748	325,350
HCA Healthcare, Inc. (b)	47	16,241
HealthEquity, Inc. (a)	21,515	1,901,280
Hims & Hers Health, Inc. (a) (b)	7,890	233,149
Humana, Inc.	5,117	1,353,958
McKesson Corp. (b)	5,572	3,749,900
Molina Healthcare, Inc. (a)	5,092	1,677,254
NeoGenomics, Inc. (a)	127,844	1,213,240
Progyny, Inc. (a) (b)	69,220	1,546,375
Sonida Senior Living, Inc. (a)	13,094	304,959
Talkspace, Inc. (a)	152,509	390,423
Tenet Healthcare Corp. (a)	5,280	710,160
U.S. Physical Therapy, Inc. (b)	1,427	103,258
UnitedHealth Group, Inc. (b)	3,390	1,775,512

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Universal Health Services, Inc., Class B	464	$87,186
		20,521,483
Health Care REITs — 0.0%
Ventas, Inc. (b)	203	13,958
Welltower, Inc. (b)	145	22,216
		36,174
Health Care Technology — 0.2%
Phreesia, Inc. (a)	78,948	2,017,911
Veeva Systems, Inc., Class A (a)	66	15,288
		2,033,199
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A (a) (b)	17,907	2,139,170
Booking Holdings, Inc. (b)	1,802	8,301,652
Caesars Entertainment, Inc. (a)	4,817	120,425
Carnival Corp. (a) (b)	23,269	454,444
Chipotle Mexican Grill, Inc. (a)	4,548	228,355
DoorDash, Inc., Class A (a) (b)	5,532	1,011,084
DraftKings, Inc., Class A (a) (b)	41,275	1,370,743
Dutch Bros, Inc., Class A (a)	12,346	762,242
Expedia Group, Inc. (b)	9,634	1,619,475
Hilton Worldwide Holdings, Inc. (b)	836	190,232
Las Vegas Sands Corp.	346	13,366
Marriott International, Inc., Class A	18,642	4,440,525
MGM Resorts International (a)	4,791	142,005
Norwegian Cruise Line Holdings Ltd. (a)	113,138	2,145,097
Potbelly Corp. (a)	32,238	306,583
Starbucks Corp. (b)	1,282	125,751
Texas Roadhouse, Inc.	5,967	994,281
Wendy's Co.	69,966	1,023,603
Wingstop, Inc.	3,966	894,650
Wyndham Hotels & Resorts, Inc.	189	17,106
		26,300,789
Household Durables — 0.2%
Champion Homes, Inc. (a) (b)	2,690	254,905
DR Horton, Inc.	5,000	635,650
Garmin Ltd. (b)	3,916	850,281
Mohawk Industries, Inc. (a) (b)	2,097	239,436
Newell Brands, Inc. (b)	39,432	244,478
Toll Brothers, Inc. (b)	7,382	779,465
		3,004,215
Household Products — 0.9%
Church & Dwight Co., Inc.	47,601	5,240,394

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Clorox Co. (b)	858	$126,341
Kimberly-Clark Corp.	17	2,418
Procter & Gamble Co. (b)	35,579	6,063,373
Spectrum Brands Holdings, Inc.	195	13,952
		11,446,478
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Corp. (b)	1,053	123,664

Industrial Conglomerates — 0.1%
3M Co. (b)	5,102	749,280
Honeywell International, Inc. (b)	2,087	441,922
		1,191,202
Insurance — 0.9%
Allstate Corp.	79	16,359
American Financial Group, Inc.	112	14,710
American International Group, Inc.	10,646	925,563
Assurant, Inc.	334	70,056
Axis Capital Holdings Ltd.	16,049	1,608,752
Chubb Ltd. (b)	57	17,213
Cincinnati Financial Corp.	550	81,246
CNA Financial Corp.	2,245	114,024
Everest Group Ltd.	1,650	599,494
Fidelity National Financial, Inc.	47,952	3,120,716
Globe Life, Inc.	3,346	440,735
Hartford Insurance Group, Inc.	2,343	289,899
Kemper Corp.	4,263	284,982
Lincoln National Corp.	393	14,113
Markel Group, Inc. (a) (b)	623	1,164,767
Marsh & McLennan Cos., Inc. (b)	1,540	375,806
MetLife, Inc.	852	68,407
Old Republic International Corp.	412	16,159
Primerica, Inc.	50	14,226
Progressive Corp. (b)	6,168	1,745,606
Reinsurance Group of America, Inc.	1,872	368,597
Travelers Cos., Inc.	63	16,661
Unum Group	4,349	354,270
W.R. Berkley Corp.	225	16,011
Willis Towers Watson PLC (b)	91	30,753
		11,769,125
Interactive Media & Services — 3.8%
Alphabet, Inc., Class A (b)	84,852	13,121,513
Alphabet, Inc., Class C	12,868	2,010,368
IAC, Inc. (a)	320	14,701
Meta Platforms, Inc., Class A (b)	48,422	27,908,504
Nextdoor Holdings, Inc. (a)	173,540	265,516
Pinterest, Inc., Class A (a)	39,822	1,234,482

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Snap, Inc., Class A (a)	112,975	$984,012
TripAdvisor, Inc. (a)	1,030	14,595
ZoomInfo Technologies, Inc. (a)	237,742	2,377,420
		47,931,111
IT Services — 1.0%
BigCommerce Holdings, Inc. (a)	88,981	512,531
Cloudflare, Inc., Class A (a)	72,606	8,181,970
Cognizant Technology Solutions Corp., Class A (b)	813	62,194
Couchbase, Inc. (a)	16,520	260,190
DigitalOcean Holdings, Inc. (a) (b)	6,425	214,531
EPAM Systems, Inc. (a)	149	25,157
Gartner, Inc. (a) (b)	1,086	455,838
Grid Dynamics Holdings, Inc. (a) (b)	15,654	244,985
Kyndryl Holdings, Inc. (a)	2,071	65,029
MongoDB, Inc. (a)	3,082	540,583
Okta, Inc. (a)	6,176	649,839
Snowflake, Inc., Class A (a)	10,643	1,555,581
VeriSign, Inc. (a)	68	17,263
		12,785,691
Leisure Products — 0.2%
Clarus Corp.	166,802	625,508
Funko, Inc., Class A (a)	75,022	514,651
Hasbro, Inc. (b)	317	19,492
Latham Group, Inc. (a) (b)	177,628	1,142,148
Mattel, Inc. (a) (b)	696	13,523
		2,315,322
Life Sciences Tools & Services — 1.3%
Alpha Teknova, Inc. (a)	37,626	195,279
Bio-Rad Laboratories, Inc., Class A (a) (b)	1,031	251,110
Codexis, Inc. (a)	56,275	151,380
Cytek Biosciences, Inc. (a)	112,753	452,140
Danaher Corp. (b)	74	15,170
Illumina, Inc. (a)	7,138	566,329
IQVIA Holdings, Inc. (a)	10,277	1,811,835
Maravai LifeSciences Holdings, Inc., Class A (a)	159,828	353,220
MaxCyte, Inc. (a)	77,921	212,724
Medpace Holdings, Inc. (a)	2,036	620,349
Mettler-Toledo International, Inc. (a) (b)	3,458	4,083,587
Thermo Fisher Scientific, Inc. (b)	29	14,430
Waters Corp. (a)	20,609	7,595,859
		16,323,412
Machinery — 0.5%
Allison Transmission Holdings, Inc.	2,058	196,889
Chart Industries, Inc. (a)	3,277	473,068

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Cummins, Inc. (b)	303	$94,972
Dover Corp. (b)	82	14,406
Flowserve Corp.	8,403	410,403
Gates Industrial Corp. PLC (a) (b)	12,605	232,058
Illinois Tool Works, Inc. (b)	1,840	456,338
Mayville Engineering Co., Inc. (a)	11,646	156,406
Mueller Industries, Inc.	182	13,857
Otis Worldwide Corp.	8,356	862,339
PACCAR, Inc. (b)	140	13,632
Parker-Hannifin Corp. (b)	514	312,435
Pentair PLC (b)	4,643	406,170
RBC Bearings, Inc. (a)	4,946	1,591,474
Standex International Corp. (b)	1,463	236,114
Stanley Black & Decker, Inc. (b)	12,198	937,782
Toro Co.	188	13,677
Westinghouse Air Brake Technologies Corp. (b)	81	14,689
Xylem, Inc. (b)	2,247	268,427
		6,705,136
Media — 0.2%
Comcast Corp., Class A (b)	20,287	748,590
Integral Ad Science Holding Corp. (a)	69,131	557,196
Liberty Broadband Corp., Class C (a)	165	14,033
Magnite, Inc. (a)	39,809	454,221
New York Times Co., Class A	305	15,128
News Corp., Class A	1,040	28,309
Thryv Holdings, Inc. (a)	59,448	761,529
WideOpenWest, Inc. (a)	22,857	113,142
		2,692,148
Metals & Mining — 0.8%
Carpenter Technology Corp. (b)	74	13,407
Coeur Mining, Inc. (a)	232,992	1,379,311
Constellium SE (a)	32,786	330,811
Ferroglobe PLC	331,141	1,228,533
Freeport-McMoRan, Inc. (b)	1,778	67,315
Hecla Mining Co.	163,264	907,748
Ivanhoe Electric, Inc. (a)	77,515	450,362
Newmont Corp.	11,747	567,145
Newmont Corp.CDI	43,261	2,107,726
Perpetua Resources Corp. (a)	25,418	271,719
Ramaco Resources, Inc., Class A	226,445	1,863,642
Royal Gold, Inc. (b)	8,663	1,416,487
U.S. Steel Corp. (b)	385	16,270
		10,620,476
Mortgage Real Estate Investment — 0.0%
Dynex Capital, Inc.	25,496	331,958

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Multi-Utilities — 0.0%
DTE Energy Co. (b)	68	$9,402

Oil, Gas & Consumable Fuels — 1.1%
Antero Resources Corp. (a)	5,185	209,681
Centrus Energy Corp., Class A (a)	1,758	109,365
Cheniere Energy, Inc.	423	97,882
Chord Energy Corp.	138	15,555
CNX Resources Corp. (a)	508	15,992
ConocoPhillips	12,355	1,297,522
Coterra Energy, Inc.	1,262	36,472
Devon Energy Corp.	5,351	200,127
Diamondback Energy, Inc.	98	15,668
EOG Resources, Inc.	118	15,132
EQT Corp.	284	15,174
Excelerate Energy, Inc., Class A (b)	569	16,319
Expand Energy Corp.	20,936	2,330,596
Exxon Mobil Corp. (b)	6,888	819,190
Green Plains, Inc. (a)	46,409	225,084
Hallador Energy Co. (a)	4,218	51,797
Hess Corp.	714	114,047
HF Sinclair Corp.	5,423	178,308
Infinity Natural Resources, Inc., Class A (a) (b)	4,046	75,862
Kinder Morgan, Inc.	557	15,891
Marathon Petroleum Corp.	4,792	698,146
Matador Resources Co.	5,030	256,983
Murphy Oil Corp.	585	16,614
Nordic American Tankers Ltd.	451,034	1,109,544
Occidental Petroleum Corp.	320	15,795
Ovintiv, Inc.	24,694	1,056,903
PBF Energy, Inc., Class A	3,837	73,248
Permian Resources Corp.	1,130	15,651
Phillips 66	122	15,065
Range Resources Corp.	69,476	2,774,177
Targa Resources Corp.	614	123,089
Texas Pacific Land Corp.	31	41,075
Ur-Energy, Inc. (a)	1,584,527	1,068,130
Valero Energy Corp.	6,642	877,209
Venture Global, Inc., Class A (b)	47,817	492,515
Williams Cos., Inc.	264	15,777
World Kinect Corp. (b)	403	11,429
		14,517,014
Paper & Forest Products — 0.1%
Clearwater Paper Corp. (a)	32,287	819,121
Louisiana-Pacific Corp.	3,780	347,685
		1,166,806

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Passenger Airlines — 0.0%
Delta Air Lines, Inc. (b)	2,518	$109,785
United Airlines Holdings, Inc. (a) (b)	185	12,774
		122,559
Personal Care Products — 0.1%
BellRing Brands, Inc. (a) (b)	13,881	1,033,579
Coty, Inc., Class A (a)	2,551	13,954
		1,047,533
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co. (b)	7,789	475,051
Eli Lilly & Co. (b)	2,483	2,050,734
Intra-Cellular Therapies, Inc. (a) (b)	1,624	214,238
Johnson & Johnson (b)	15,310	2,539,010
Ligand Pharmaceuticals, Inc. (a)	9,413	989,683
Liquidia Corp. (a)	420	6,195
Merck & Co., Inc. (b)	11,276	1,012,134
Perrigo Co. PLC (b)	1,994	55,912
Pfizer, Inc. (b)	33,161	840,300
Royalty Pharma PLC, Class A (b)	8,527	265,445
Xeris Biopharma Holdings, Inc. (a)	61,316	336,625
Zoetis, Inc.	18,355	3,022,151
		11,807,478
Professional Services — 1.6%
Amentum Holdings, Inc. (a)	66,650	1,213,030
Automatic Data Processing, Inc. (b)	34,772	10,623,889
Booz Allen Hamilton Holding Corp. (b)	134	14,014
Broadridge Financial Solutions, Inc. (b)	1,145	277,617
Clarivate PLC (a)	56,872	223,507
Concentrix Corp. (b)	9,127	507,826
Equifax, Inc. (b)	2,562	624,001
Exponent, Inc.	45	3,648
First Advantage Corp. (a)	93,933	1,323,516
Genpact Ltd.	1,079	54,360
Huron Consulting Group, Inc. (a)	4,952	710,364
Insperity, Inc. (b)	166	14,812
Leidos Holdings, Inc. (b)	114	15,383
ManpowerGroup, Inc.	3,357	194,303
Maximus, Inc. (b)	220	15,002
NV5 Global, Inc. (a)	3,991	76,906
Parsons Corp. (a) (b)	246	14,566
Paychex, Inc. (b)	557	85,934
Robert Half, Inc. (b)	256	13,965
Science Applications International Corp. (b)	144	16,167
SS&C Technologies Holdings, Inc. (b)	36,558	3,053,690
TransUnion (b)	10,400	863,096

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Verra Mobility Corp. (a)	45,449	$1,023,057
		20,962,653
Real Estate Management & Development — 0.1%
Kennedy-Wilson Holdings, Inc. (b)	5,738	49,806
Tejon Ranch Co. (a)	14,372	227,796
Zillow Group, Inc., Class C (a) (b)	5,591	383,319
		660,921
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc. (a) (b)	6,166	633,495
Analog Devices, Inc. (b)	2,246	452,951
Applied Materials, Inc. (b)	3,749	544,055
Astera Labs, Inc. (a)	9,584	571,877
Broadcom, Inc. (b)	35,281	5,907,098
Cirrus Logic, Inc. (a)	1,810	180,376
First Solar, Inc. (a)	3,000	379,290
Intel Corp. (b)	18,936	430,037
KLA Corp. (b)	579	393,604
Marvell Technology, Inc.	11,376	700,420
Monolithic Power Systems, Inc.	213	123,536
NVIDIA Corp. (b)	349,935	37,925,955
Onto Innovation, Inc. (a)	533	64,674
PDF Solutions, Inc. (a)	16,108	307,824
QUALCOMM, Inc. (b)	4,082	627,036
Skyworks Solutions, Inc.	1,111	71,804
Teradyne, Inc.	6,889	569,031
Texas Instruments, Inc. (b)	29,782	5,351,825
Universal Display Corp.	15,223	2,123,304
		57,358,192
Software — 6.0%
Adobe, Inc. (a) (b)	6,454	2,475,303
Amplitude, Inc., Class A (a) (b)	73,909	753,133
ANSYS, Inc. (a)	229	72,492
Appfolio, Inc., Class A (a)	545	119,846
Atlassian Corp., Class A (a) (b)	12,623	2,678,727
Autodesk, Inc. (a) (b)	165	43,197
AvePoint, Inc. (a) (b)	10,214	147,490
Bill Holdings, Inc. (a)	66,069	3,031,906
Blackbaud, Inc. (a)	14,773	916,665
Box, Inc., Class A (a) (b)	8,082	249,411
Clear Secure, Inc., Class A	11,486	297,602
Clearwater Analytics Holdings, Inc., Class A (a) (b)	21,339	571,885
Commvault Systems, Inc. (a)	1,467	231,434
Confluent, Inc., Class A (a)	72,019	1,688,125
Core Scientific, Inc. (a)	140,737	1,018,936
Datadog, Inc., Class A (a)	52,054	5,164,277
Docusign, Inc. (a)	2,364	192,430
Dolby Laboratories, Inc., Class A	179	14,376

15

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Domo, Inc., Class B (a)	10,190	$79,074
DoubleVerify Holdings, Inc. (a)	22,951	306,855
Elastic NV (a)	3,061	272,735
Enfusion, Inc., Class A (a) (b)	16,176	180,362
Fair Isaac Corp. (a)	65	119,870
Fortinet, Inc. (a) (b)	84,601	8,143,692
Gen Digital, Inc. (b)	1,948	51,700
Gitlab, Inc., Class A (a)	25,606	1,203,482
Guidewire Software, Inc. (a)	3,910	732,578
HubSpot, Inc. (a)	1,171	668,981
Intuit, Inc. (b)	26	15,964
Manhattan Associates, Inc. (a)	1,107	191,555
Meridianlink, Inc. (a) (b)	32,332	599,112
Microsoft Corp. (b)	70,092	26,311,836
Monday.com Ltd. (a)	15,562	3,784,056
N-able, Inc. (a) (b)	57,081	404,704
NCR Voyix Corp. (a)	354,979	3,461,045
Nutanix, Inc., Class A (a)	13,833	965,682
Olo, Inc., Class A (a) (b)	1,022	6,173
Oracle Corp. (b)	2,160	301,990
Palantir Technologies, Inc., Class A (a) (b)	10,965	925,446
Palo Alto Networks, Inc. (a) (b)	6,560	1,119,398
Pegasystems, Inc. (b)	1,790	124,441
Qualys, Inc. (a)	518	65,232
Rapid7, Inc. (a) (b)	20,283	537,702
Riot Platforms, Inc. (a)	39,058	278,093
Roper Technologies, Inc. (b)	108	63,675
Salesforce, Inc. (b)	8,050	2,160,298
Samsara, Inc., Class A (a)	351	13,454
ServiceNow, Inc. (a) (b)	1,060	843,908
Sprinklr, Inc., Class A (a) (b)	15,787	131,821
Sprout Social, Inc., Class A (a) (b)	1,381	30,368
Teradata Corp. (a)	3,105	69,800
Tyler Technologies, Inc. (a)	38	22,093
UiPath, Inc., Class A (a)	17,044	175,553
Unity Software, Inc. (a) (b)	6,199	121,438
Weave Communications, Inc. (a)	26,310	291,778
Workday, Inc., Class A (a)	529	123,537
Xperi, Inc. (a)	60,863	469,862
Zoom Communications, Inc. (a)	15,331	1,130,968
Zscaler, Inc. (a)	5,311	1,053,809
		77,221,355
Specialized REITs — 0.2%
Equinix, Inc. (b)	3,615	2,947,490
Extra Space Storage, Inc. (b)	122	18,116
Lamar Advertising Co., Class A	37	4,210
SBA Communications Corp. (b)	73	16,061
		2,985,877

16

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Specialty Retail — 1.0%
Abercrombie & Fitch Co., Class A (a)	14,127	$1,078,879
Arhaus, Inc. (a)	252,745	2,198,881
Barnes & Noble Education, Inc. (a)	45,950	482,475
Bath & Body Works, Inc.	26,593	806,300
Best Buy Co., Inc. (b)	4,714	346,998
Boot Barn Holdings, Inc. (a)	6,034	648,233
CarMax, Inc. (a)	6,683	520,739
Chewy, Inc., Class A (a) (b)	16,650	541,292
Five Below, Inc. (a)	1,579	118,307
Gap, Inc.	11,664	240,395
J Jill, Inc.	37,403	730,481
Leslie's, Inc. (a)	122,216	89,890
Lithia Motors, Inc.	430	126,222
MarineMax, Inc. (a)	60,039	1,290,838
O'Reilly Automotive, Inc. (a) (b)	11	15,758
Petco Health & Wellness Co., Inc. (a)	165,759	505,565
Ross Stores, Inc. (b)	3,718	475,123
Sally Beauty Holdings, Inc. (a)	130,807	1,181,187
TJX Cos., Inc. (b)	3,967	483,181
Warby Parker, Inc., Class A (a)	8,640	157,507
Williams-Sonoma, Inc. (b)	1,939	306,556
		12,344,807
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc. (b)	145,598	32,341,684
Dell Technologies, Inc., Class C	1,074	97,895
Hewlett Packard Enterprise Co.	27,284	420,992
HP, Inc.	477	13,208
NetApp, Inc.	765	67,198
Seagate Technology Holdings PLC	2,915	247,629
		33,188,606
Textiles, Apparel & Luxury Goods — 0.4%
Carter's, Inc. (b)	12,706	519,675
Lululemon Athletica, Inc. (a) (b)	604	170,968
NIKE, Inc., Class B	25,971	1,648,639
Ralph Lauren Corp. (b)	11,102	2,450,656
Skechers USA, Inc., Class A (a) (b)	7,616	432,437
Tapestry, Inc. (b)	2,342	164,900
VF Corp. (b)	21,514	333,897
		5,721,172
Tobacco — 1.2%
Altria Group, Inc. (b)	9,886	593,358
Philip Morris International, Inc. (b)	90,864	14,422,842
		15,016,200

17

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Trading Companies & Distributors — 0.2%
Air Lease Corp.	6,521	$315,030
Ferguson Enterprises, Inc. (b)	84	13,459
H&E Equipment Services, Inc. (b)	256	24,266
Titan Machinery, Inc. (a)	7,178	122,313
United Rentals, Inc. (b)	54	33,842
WW Grainger, Inc. (b)	456	450,451
Xometry, Inc., Class A (a) (b)	46,957	1,170,168
		2,129,529
Water Utilities — 0.0%
Consolidated Water Co. Ltd.	1,247	30,539
SJW Group (b)	2,014	110,146
York Water Co.	4,448	154,256
		294,941
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc. (b)	1,777	473,944
Telephone & Data Systems, Inc. (b)	6,309	244,410
		718,354
Total U.S. Common Stocks (Cost $632,665,046)		688,990,964

Foreign Common Stocks — 16.4%

Argentina — 0.1%
Cresud SACIF y A - SPADR (a) (c)	55,156	609,474

Australia — 0.2%
Meteoric Resources NL (a)	4,808,182	193,994
Paladin Energy Ltd. (a) (c)	514,056	1,668,430
Paladin Energy Ltd. (a)	298,780	961,295
		2,823,719
Brazil — 0.5%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	108,400	427,981
Centrais Eletricas Brasileiras SA	218,802	1,564,008
Embraer SA - SPADR (a) (b)	2,988	138,046
MercadoLibre, Inc. (a)	651	1,270,016
Petroleo Brasileiro SA - ADR	173	2,256
Sigma Lithium Corp. (a)	68,657	714,033
Vale SA	62,400	620,014
Vale SA - SPADR (b)	292	2,914
Wheaton Precious Metals Corp.	12,057	935,985
XP, Inc., Class A	1,395	19,181
		5,694,434

18

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Burkina Faso — 0.1%
IAMGOLD Corp. (a)	168,900	$1,053,975

Canada — 4.8%
5N Plus, Inc. (a)	23,000	84,868
Ag Growth International, Inc.	20,873	506,649
Algoma Steel Group, Inc. (b)	129,900	704,992
Algoma Steel Group, Inc. (b)	33,768	183,023
Algonquin Power & Utilities Corp. (b)	2,363	12,146
Americas Gold & Silver Corp. (a)	3,968,679	2,123,542
Aritzia, Inc. (a) (b)	10,000	351,482
Artemis Gold, Inc. (a)	10,403	123,689
AtkinsRealis Group, Inc. (b)	2,900	137,780
Aya Gold & Silver, Inc. (a)	26,061	201,382
Barrick Gold Corp. - NYSE Shares	107,761	2,094,874
Bear Creek Mining Corp. (a)	424,151	57,475
BlackBerry Ltd. (a) (b)	199,519	751,463
Brookfield Corp. (b)	6,327	331,598
Calibre Mining Corp. (a) (f)	335,300	745,603
Cameco Corp.	20,013	823,735
Canaccord Genuity Group, Inc. (b)	140,000	818,179
Canfor Corp. (a) (b)	71,500	750,252
Capstone Copper Corp. (a) (b)	162,918	838,902
Celestica, Inc. (a) (b)	8,100	638,972
Cineplex, Inc. (a)	145,100	997,213
Culico Metals, Inc. (a) (f)	58,650	5,095
Definity Financial Corp. (b)	24,400	1,084,143
Denison Mines Corp. (a)	831,973	1,081,565
Denison Mines Corp. (a) (f)	615,400	803,969
Dye & Durham Ltd. (b)	131,200	987,385
Enerflex Ltd. (b)	71,100	549,412
Equinox Gold Corp. (a) (c)	287,839	1,978,199
Equinox Gold Corp. (a)	407,642	2,804,577
Foran Mining Corp. (a)	227,388	575,166
Gildan Activewear, Inc. (b)	1,162	51,384
Global Atomic Corp. (a)	138,100	70,055
Global Atomic Corp. (a) (f)	130,700	62,668
Groupe Dynamite, Inc. (a) (b)	78,600	748,832
Hammond Power Solutions, Inc. (b)	19,600	1,036,489
Highlander Silver Corp. (a) (f)	1,046,600	1,425,479
Hudbay Minerals, Inc.	55,876	423,618
Hudbay Minerals, Inc.	51,157	388,282
International Tower Hill Mines Ltd. (a)	376,174	237,742
InterRent Real Estate Investment Trust - REIT(b)	119,800	939,053
Ivanhoe Mines Ltd., Class A (a) (c)	107,127	909,692
Kraken Robotics, Inc. (a)	316,600	534,615
Laramide Resources Ltd. (a)	289,236	140,694
Lithium Argentina AG (a)	293,977	629,111
Magna International, Inc.	50	1,699
Maple Leaf Foods, Inc. (b)	41,900	729,949
MEG Energy Corp. (c)	59,357	1,040,671
Mx2 Mining, Inc. (a) (f)	198,300	68,900

19

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

NexGen Energy Ltd. (a)	72,501	$325,529
North American Construction Group Ltd.	12,100	190,785
North West Co., Inc. (b)	36,000	1,271,839
Northern Dynasty Minerals Ltd. (a) (c)	338,909	389,745
Northern Dynasty Minerals Ltd. (a) (c)	752,336	846,937
Novagold Resources, Inc. (a)	421,172	1,229,822
Nutrien Ltd. (c)	11,537	573,043
Pan American Silver Corp.	22,403	578,669
Parkland Corp. (b)	31,800	795,967
Pasofino Gold Ltd. (a)	61,000	23,314
Propel Holdings, Inc. (b)	44,200	713,195
Royal Helium Ltd. (a)	1,586,000	5,511
Sandstorm Gold Ltd.	47,860	361,343
Seabridge Gold, Inc. (a) (c)	101,511	1,181,550
Seabridge Gold, Inc. (a)	149,986	1,750,337
Shopify, Inc., Class A (a)	113,955	10,869,598
Solaris Resources, Inc. (a) (b)	124,600	419,071
Somerset Energy Partners Corp. (a) (f) (g) (h)	130,200	31,667
Spartan Delta Corp. (a)	326,200	757,102
Sprott Physical Uranium Trust	162,467	2,318,941
Sprott, Inc. (c)	7,362	329,820
Taseko Mines Ltd. (a)	412,813	924,701
Teck Resources Ltd., Class B (b)	22,443	817,598
Thomson Reuters Corp. (b)	1,757	303,574
Uranium Royalty Corp. (a)	217,126	382,142
Veren, Inc. (b)	86,300	570,916
Victoria Gold Corp./Vancouver (a) (f) (g)	225,800	1,569
Well Health Technologies Corp. (a)	75,000	215,767
Western Copper & Gold Corp. (a) (c)	341,385	389,056
		61,155,371
Chile — 0.2%
Empresa Nacional de Telecomunicaciones SA	335,724	1,028,874
Lundin Mining Corp.	46,051	373,131
Sociedad Quimica y Minera de Chile SA - SPADR (c)	30,750	1,221,698
		2,623,703
China — 0.4%
Baidu, Inc., Class A (a)	183,750	2,120,642
CGN Power Co. Ltd., Class H (d)	4,682,000	1,467,328
Changgang Dunxin Enterprise Co. Ltd. (a) (f) (g)	4,640,000	—
China Communications Services Corp. Ltd., Class H	1,286,000	709,225
China Gas Holdings Ltd.	333,200	303,982
China Shenhua Energy Co. Ltd., Class H	74,500	302,323
Guangshen Railway Co. Ltd., Class H	2,690,000	602,384
JD.com, Inc. - ADR	86	3,536
		5,509,420
Colombia — 0.1%
Aris Mining Corp. (a) (c)	287,917	1,330,494

20

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Denmark — 0.8%
Coloplast AS, Class B	37,650	$3,958,890
Novo Nordisk AS, Class B	83,583	5,793,335
		9,752,225
Finland — 0.0%
Nanoform Finland PLC (a)	261,974	346,439

France — 1.5%
Carrefour SA	115,509	1,656,521
Eramet SA (c)	8,166	445,820
EssilorLuxottica SA	11,218	3,227,249
Euroapi SA (a) (c)	187,813	560,124
L'Oreal SA	19,608	7,280,641
LVMH Moet Hennessy Louis Vuitton SE	8,503	5,308,614
		18,478,969
Germany — 0.4%
BioNTech SE - ADR (a) (b)	15,095	1,374,551
K&S AG	220,727	2,998,938
Mercer International, Inc.	51,073	314,099
Orion SA	22,065	285,300
		4,972,888
Guernsey — 0.0%
Super Group SGHC Ltd.	339	2,183

Hong Kong — 0.1%
Bank of East Asia Ltd.	98,400	147,017
CECEP COSTIN New Materials Group Ltd. (a) (f) (g)	1,736,000	—
Futu Holdings Ltd. - ADR (b)	226	23,131
Hi Sun Technology China Ltd. (a) (c)	4,662,000	218,131
Hua Han Health Industry Holdings Ltd. (a) (f) (g)	6,984,000	—
K Wah International Holdings Ltd.	239,000	55,736
Luks Group Vietnam Holdings Co. Ltd.	1,682,000	171,795
PAX Global Technology Ltd.	323,000	200,729
		816,539
Indonesia — 0.4%
First Pacific Co. Ltd.	870,000	527,946
First Resources Ltd.	918,600	1,189,593
Golden Agri-Resources Ltd.	15,082,200	3,016,799
Indah Kiat Pulp & Paper Tbk. PT	157,100	46,429
Media Nusantara Citra Tbk. PT (a)	13,110,000	199,361
United Tractors Tbk. PT	209,900	297,423
		5,277,551

21

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Ireland — 0.0%
Accenture PLC, Class A	43	$13,418
AerCap Holdings NV	1,419	144,979
		158,397
Israel — 0.2%
Global-e Online Ltd. (a)	12,098	431,294
JFrog Ltd. (a)	818	26,176
Nice Ltd. - SPADR (a) (b)	4,382	675,573
SimilarWeb Ltd. (a)	111,038	918,284
		2,051,327
Italy — 0.0%
Ferrari NV (b)	348	148,902
Stevanato Group SpA (b)	13,231	270,177
		419,079
Japan — 0.4%
Electric Power Development Co. Ltd. (c)	33,100	559,559
Fukuda Corp.	8,600	300,132
Inpex Corp.	47,900	659,221
Japan Petroleum Exploration Co. Ltd.	79,800	620,029
Kamigumi Co. Ltd.	23,700	552,595
Kato Sangyo Co. Ltd. (c)	12,300	405,683
Kyorin Pharmaceutical Co. Ltd. (c)	116,000	1,162,922
Suzuken Co. Ltd.	8,200	270,903
West Japan Railway Co. (c)	43,300	844,253
		5,375,297
Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan JSC - GDR (e)	27,487	677,617
NAC Kazatomprom JSC - GDR (e)	1,353	44,307
NAC Kazatomprom JSC - GDR (e)	20,182	658,942
NAC Kazatomprom JSC - GDR, 144A Shares (d)	70,308	2,295,556
		3,676,422
Lebanon — 0.0%
Solidere - ADR (a) (e) (f) (g)	38,451	552,541

Macau — 0.1%
SJM Holdings Ltd. (a) (c)	1,960,000	607,153

Malaysia — 0.1%
Genting Plantations Bhd.	410,200	490,624
Oriental Holdings Bhd.	342,000	552,277
		1,042,901

22

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Mexico — 0.0%
Coca-Cola Femsa SAB de CV - SPADR	4,277	$390,447
Nemak SAB de CV (a) (c) (d)	1,470,500	194,012
		584,459
Myanmar — 0.0%
Yoma Strategic Holdings Ltd. (a) (c)	3,695,700	210,948

Netherlands — 0.2%
Argenx SE - ADR (a) (b)	2,527	1,495,643
ASML Holding NV	11	7,289
Merus NV (a) (b)	5,053	212,681
Newamsterdam Pharma Co. NV (a)	24,939	510,501
		2,226,114
Philippines — 0.0%
Puregold Price Club, Inc.	809,500	397,088

Poland — 0.0%
KGHM Polska Miedz SA	12,238	401,713

Puerto Rico — 0.0%
Popular, Inc.	5,044	465,914

Russia — 0.0%
Etalon Group PLC - GDR (a) (e) (f) (g)	599,848	—
Etalon Group PLC - GDR - LSE Shares (a) (e) (f) (g)	84,223	—
Federal Grid Co-Rosseti PJSC (a) (f) (g)	1,019,443,892	—
Gazprom PJSC (f) (g)	1,409,587	—
Lenta International Co. PJSC - GDR (a) (f) (g)	351,208	—
LSR Group PJSC (f) (g)	96,020	—
Moscow Exchange MICEX-RTS PJSC (f) (g)	798,487	—
Polyus PJSC - GDR (a) (e) (f) (g)	34,231	—
RusHydro PJSC (a) (f) (g)	354,557,380	—
Sberbank of Russia PJSC (f) (g)	688,194	—
VTB Bank PJSC (a) (f) (g)	530,060	—
		—
South Africa — 0.8%
Anglo American Platinum Ltd. (c)	115,307	4,630,333
Impala Platinum Holdings Ltd. (a)	695,805	4,795,031
Sibanye Stillwater Ltd. (a)	335,940	381,079
		9,806,443
South Korea — 1.6%
Chong Kun Dang Pharmaceutical Corp.	9,159	485,772
DL E&C Co. Ltd.	60,877	1,730,241
GS Holdings Corp.	43,245	1,086,839

23

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Hankook & Co. Co. Ltd.	70,066	$724,181
Hankook Tire & Technology Co. Ltd.	8,899	239,816
Harim Holdings Co. Ltd.	4,188	15,940
Hyundai Department Store Co. Ltd. (a)	38,095	1,558,076
Korea Electric Power Corp.	96,540	1,430,440
Korea Electric Power Corp. - SPADR	106,105	786,238
Korean Air Lines Co. Ltd.	17,993	261,695
Korean Reinsurance Co.	107,586	598,089
KT Corp. - SPADR (c)	192,268	3,405,066
LG Corp.	45,099	1,993,496
LG Uplus Corp.	618,616	4,338,174
Lotte Chemical Corp.	16,509	741,202
LX Holdings Corp.	52,265	228,378
LX International Corp.	7,626	131,145
Pan Ocean Co. Ltd.	264,517	609,949
PHA Co. Ltd.	27,869	196,589
		20,561,326
Spain — 0.3%
Amadeus IT Group SA	43,400	3,325,878

Sri Lanka — 0.0%
Hemas Holdings PLC	790,004	320,409

Sweden — 0.4%
Atlas Copco AB, Class A	238,906	3,827,885
Greater Than AB (a)	278,882	757,844
		4,585,729
Switzerland — 0.4%
Sportradar Group AG, Class A (a)	216,345	4,677,379
TE Connectivity PLC	101	14,273
		4,691,652
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR (b)	49,449	8,208,534

Thailand — 0.2%
Fabrinet (a)	63	12,443
Kasikornbank PCL	118,000	562,826
Siam Cement PCL	62,700	289,924
Valeura Energy, Inc. (a)	262,700	1,630,180
		2,495,373
Ukraine — 0.1%
Astarta Holding PLC	45,135	623,907
MHP SE GDR (a) (e)	214,853	1,206,776
		1,830,683

24

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

United Kingdom — 1.1%
Ashmore Group PLC	197,019	$379,604
AstraZeneca PLC - SPADR (b)	3,565	262,027
British American Tobacco PLC - SPADR (b)	11,173	462,227
CK Hutchison Holdings Ltd.	409,000	2,311,865
Close Brothers Group PLC (a)	88,307	319,532
Flutter Entertainment PLC (a)	931	206,263
Gabriel Resources Ltd. (a)	193,400	10,752
Indivior PLC (a)	20,230	192,792
Schroders PLC	258,129	1,167,880
TechnipFMC PLC	32,316	1,024,094
Unilever PLC	95,141	5,667,902
Vodafone Group PLC	1,424,942	1,333,468
Yellow Cake PLC (a) (c) (d)	222,252	1,210,280
		14,548,686
Total Foreign Common Stocks (Cost $222,533,196)		208,991,450
Total Common Stocks (Cost $855,198,242)		897,982,414

	Number of Contracts	Value

Right — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (f) (Cost $72,153)	346,146	$147,943

Warrants — 0.0%
Awale Resources Ltd., Expiring 05/08/26 (Canada) (a) (f)	89,000	2,528
EBET, Inc., Expiring 08/02/28 (United States) (a) (f)	266	—
Encore Energy Corp., Expiring 02/08/26 (Canada) (a) (f)	49,400	3,805
Esports Technologies, Inc., Expiring 11/30/26 (United States) (a) (f) (h)	1,005	—
Global Atomic Corp., Expiring 01/31/28 (Canada) (a) (f)	130,700	31,111
Gold Royalty Corp., Expiring 06/14/27 (Canada) (a) (f)	226,600	56,650
Heliostar Metals Ltd., Expiring 03/09/26 (Canada) (a) (f)	131,700	67,591
Hive Digital Technologies Ltd., Expiring 12/28/26 (Canada) (a) (f)	44,900	13,648
i-80 Gold Corp., Expiring 05/01/28 (Canada) (a)	310,750	34,551
Ivanhoe Electric, Inc., Expiring 02/14/26 (United States) (a) (f) (g)	15,775	13,567
Organigram Holdings, Inc., Expiring 04/02/28 (Canada) (a) (f)	337,500	43,072
Royal Helium Ltd., Expiring 06/30/25 (Canada) (a) (f) (h)	1,159,587	—
Royal Helium Ltd., Expiring 01/10/26 (Canada) (a) (f) (h)	1,538,400	—
Trillion Energy International, Inc., Expiring 06/29/25 (Turkey) (a)	1,561,485	5,425
U.S. Gold Corp., Expiring 11/30/27 (United States) (a) (f)	18,150	65,951
Ur-Energy, Inc., Expiring 02/21/26 (Canada) (a) (f)	50,000	457
Village Farms International, Inc., Expiring 09/10/25 (United States) (a) (f)	75,000	—
Total Warrants (Cost $327,113)		338,356

25

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Principal Amount	Value

Corporate Bonds — 0.0%

Oil, Gas & Consumable Fuels — 0.0%
Trillion Energy International, Inc., 12.000%, 04/30/25 (Canada) (f) (g) (h) (Cost $337,084)	$453,800	$315,347

Convertible Bonds — 0.2%

Diversified Financial Services — 0.0%
Galaxy Digital Holdings LP, 2.500%, 12/01/29 (a) (d)	303,000	253,762

Application Software — 0.0%
Bitdeer Technologies Group, 5.250%, 12/01/29 (a) (d)	186,000	169,260

Movies & Entertainment — 0.1%
Cineplex, Inc., 7.750%, 03/01/30 (Canada)(a) (d)	650,000	544,120

Oil, Gas & Consumable Fuels — 0.0%
Royal Helium Ltd., 12.000%, 06/30/25 (Canada) (a) (f) (g) (h)	429,000	298,113
Royal Helium Ltd., 14.000%, 12/31/25 (Canada) (a) (f) (h)	312,000	216,810
		514,923
Software — 0.1%
Dye & Durham Ltd., 3.750%, 03/01/26 (Canada)(a) (d)	1,085,000	733,741
Total Convertible Bonds (Cost $2,254,300)		2,215,806

U.S. Treasury Bonds/Notes — 3.1%
U.S. Treasury Notes, 2.750%, 08/15/32	13,699,000	12,500,337
U.S. Treasury Notes, 3.375%, 05/15/33	15,891,000	15,015,754
U.S. Treasury Notes, 3.875%, 08/15/33	12,374,000	12,098,968
Total U.S. Treasury Bonds/Notes (Cost $39,513,839)		39,615,059

	Number of Shares	Value

Acquired Funds — 21.3%

Exchange-Traded Funds (ETFs) — 8.5%
Destiny Tech100, Inc.	476	$16,846
Financial Select Sector SPDR Fund	821,917	40,939,686
Health Care Select Sector SPDR Fund (c)	149,621	21,846,162
SPDR S&P Biotech ETF	7,900	640,690
Technology Select Sector SPDR Fund	96,003	19,822,699

26

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Vanguard Financials ETF (c)	213,451	$25,500,991
		108,767,074
Private Investment Funds (i) — 12.8%
Bellus Ventures II LP (a) (f) (g) (h)	96,174	15,344,666
Eversept Global Healthcare Fund LP (a) (f) (g) (h)		21,912,195
Farallon Capital Institutional Partners (a) (f) (g) (h)		739,723
Helikon Long Short Equity Fund ICAV (a) (f) (g) (h)	4,297	34,980,862
Honeycomb Partners LP (a) (f) (g) (h)		19,221,010
Northwest Feilong Fund Ltd. (a) (f) (g) (h)	11,767	25,999,774
QVT Roviant LP (a) (f) (g) (h)	1,174	5,056,706
Voloridge Fund LP (a) (f) (g) (h)		8,906,887
Voloridge Trading Aggressive Fund (a) (f) (g) (h)		31,534,630
		163,696,453
Total Acquired Funds (Cost $189,710,136)		272,463,527

Preferred Stocks — 0.2%
Draegerwerk AG & Co. KGaA, 2.84% (Germany)	15,282	1,050,615
Petroleo Brasileiro SA, 16.56% (Brazil)	142,600	928,601
Samsung Electronics Co. Ltd., 2.30% (South Korea)	9,920	320,882
Synaptive Medical, Inc., Class B, 0.00% (Canada) (a) (f) (g) (h)	89,142	57,942
Total Preferred Stocks (Cost $1,922,494)		2,358,040

	Number of Contracts	Value

Purchased Option Contracts — 0.2%

Calls — 0.0%
AvidXchange Holdings, Inc., Notional Amount $150,000, Strike Price $10 Expiring 05/16/2025 (United States)	150	$2,250
Clear Secure, Inc., Notional Amount $969,198, Strike Price $29.73 Expiring 05/16/2025 (United States)	326	22,820
Clear Secure, Inc., Notional Amount $422,334, Strike Price $26.73 Expiring 05/16/2025 (United States)	158	28,440
Mister Car Wash, Inc., Notional Amount $576,000, Strike Price $10 Expiring 05/16/2025 (United States)	576	5,760
NCR Voyix Corp., Notional Amount $110,000, Strike Price $10 Expiring 10/17/2025 (United States)	110	13,970
SPDR S&P Biotech ETF, Notional Amount $708,100, Strike Price $97 Expiring 05/16/2025 (United States)	73	949
ZoomInfo Technologies, Inc., Notional Amount $38,750, Strike Price $12.5 Expiring 12/19/2025 (United States)	31	2,945
Total Calls (Cost $193,428)		77,134

27

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Contracts	Value

Puts — 0.2%
iShares iBoxx $ High Yield Corporate Bond ETF, Notional Amount $1,497,600, Strike Price $78 Expiring 06/20/2025 (United States)	192	$19,968
iShares S&P/TSX 60 Index ETF, Notional Amount $7,952,175, Strike Price $38.25 Expiring 04/17/2025 (Canada)	2,079	66,457
iShares S&P/TSX 60 Index ETF, Notional Amount $12,052,500, Strike Price $37.5 Expiring 04/17/2025 (Canada)	3,214	60,302
S&P 500 Index, Notional Amount $45,080,415, Strike Price $5,985.98 Expiring 05/16/2025 (United States)	7,531	2,783,794
Total Puts (Cost $1,319,058)		2,930,521
Total Purchased Option Contracts (Cost $1,512,486)		3,007,655

	Principal Amount	Value

Short-Term Investments — 14.2%

Repurchase Agreement — 11.1%
Fixed Income Clearing Corp. issued on 03/31/25 (proceeds at maturity $141,164,878) (collateralized by U.S. Treasury Note, due 06/30/26 with a total par value of $141,341,700 and a total market value of 143,982,736), 1.360%, 04/01/25 (Cost $141,159,545)	$141,159,545	$141,159,545

Unaffiliated Investment Company — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.360%, (j) (k) (Cost $6,183,559)	6,183,559	6,183,559

U.S Treasury Bills — 2.6%
U.S. Treasury Bills, 4.306%, 08/28/25	6,143,200	6,038,667
U.S. Treasury Bills, 4.227%, 09/25/25	27,050,000	26,506,247
Total U.S Treasury Bills (Cost $32,544,270)		32,544,914
Total Short-Term Investments (Cost $179,887,374)		179,888,018
Total Investments — 109.5% (Cost $1,270,735,221)		1,398,332,165
Liabilities in Excess of Other Assets — (9.5)%		(121,526,151)
Net Assets — 100.0%		$1,276,806,014

Securities Sold Short — (10.0)%

28

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Common Stocks — (10.0)%

U.S. Common Stocks — (9.1)%

Aerospace & Defense — (0.2)%
AeroVironment, Inc. (a)	(8,806)	$(1,049,587)
Archer Aviation, Inc., Class A (a)	(157,096)	(1,116,953)
BWX Technologies, Inc.	(1,132)	(111,672)
Huntington Ingalls Industries, Inc.	(1,338)	(273,006)
Leonardo DRS, Inc.	(306)	(10,061)
Loar Holdings, Inc. (a)	(5,263)	(371,831)
		(2,933,110)
Air Freight & Logistics — (0.0)%
GXO Logistics, Inc. (a)	(1,838)	(71,829)

Automobile Components — (0.1)%
Dorman Products, Inc. (a)	(4,001)	(482,281)
Modine Manufacturing Co. (a)	(7,009)	(537,941)
QuantumScape Corp. (a)	(95,053)	(395,420)
XPEL, Inc. (a) (d)	(68)	(1,998)
		(1,417,640)
Automobiles — (0.2)%
Harley-Davidson, Inc.	(1,418)	(35,805)
Lucid Group, Inc. (a)	(214,670)	(519,501)
Rivian Automotive, Inc., Class A (a)	(30,075)	(374,434)
Thor Industries, Inc.	(17,172)	(1,301,809)
Winnebago Industries, Inc.	(229)	(7,891)
		(2,239,440)
Banks — (0.2)%
Amalgamated Financial Corp.	(340)	(9,775)
Bancorp, Inc. (a)	(865)	(45,706)
First Citizens BancShares, Inc., Class A	(364)	(674,900)
Flagstar Financial, Inc.	(34,905)	(405,596)
Flushing Financial Corp.	(23,778)	(301,981)
Glacier Bancorp, Inc.	(615)	(27,195)
Old National Bancorp	(37,099)	(786,128)

29

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Park National Corp.	(1,528)	$(231,339)
		(2,482,620)
Beverages — (0.1)%
Brown-Forman Corp., Class B	(3,380)	(114,717)
Celsius Holdings, Inc. (a)	(11,363)	(404,750)
MGP Ingredients, Inc.	(1,029)	(30,232)
National Beverage Corp.	(3,778)	(156,938)
		(706,637)
Biotechnology — (0.7)%
Akero Therapeutics, Inc. (a)	(619)	(25,057)
Alnylam Pharmaceuticals, Inc. (a)	(345)	(93,157)
Arcellx, Inc. (a)	(2,618)	(171,741)
Arcturus Therapeutics Holdings, Inc. (a)	(1,328)	(14,063)
ArriVent Biopharma, Inc. (a)	(1,249)	(23,094)
BioMarin Pharmaceutical, Inc. (a)	(2,743)	(193,903)
Day One Biopharmaceuticals, Inc. (a)	(1,572)	(12,466)
Disc Medicine, Inc. (a)	(412)	(20,452)
Exelixis, Inc. (a)	(28,365)	(1,047,236)
Ionis Pharmaceuticals, Inc. (a)	(41,941)	(1,265,360)
Krystal Biotech, Inc. (a)	(954)	(172,006)
LENZ Therapeutics, Inc. (a)	(1,380)	(35,480)
Madrigal Pharmaceuticals, Inc. (a)	(4,621)	(1,530,614)
Moderna, Inc. (a)	(75,561)	(2,142,154)
Novavax, Inc. (a)	(10,800)	(69,228)
Nuvalent, Inc., Class A (a)	(1,412)	(100,139)
Roivant Sciences Ltd. (a)	(56,287)	(567,936)
SpringWorks Therapeutics, Inc. (a)	(4,695)	(207,190)
TG Therapeutics, Inc. (a)	(28,013)	(1,104,553)
Ultragenyx Pharmaceutical, Inc. (a)	(352)	(12,746)
Viking Therapeutics, Inc. (a)	(16,069)	(388,066)
Zymeworks, Inc. (a)	(4,784)	(56,977)
		(9,253,618)
Broadline Retail — (0.1)%
Ollie's Bargain Outlet Holdings, Inc. (a)	(11,857)	(1,379,681)
Savers Value Village, Inc. (a)	(1,336)	(9,218)
		(1,388,899)
Building Products — (0.2)%
AAON, Inc.	(3,397)	(265,408)
Advanced Drainage Systems, Inc.	(6,367)	(691,775)
Builders FirstSource, Inc. (a)	(109)	(13,618)
Fortune Brands Innovations, Inc.	(229)	(13,942)
Hayward Holdings, Inc. (a)	(2,145)	(29,858)
Simpson Manufacturing Co., Inc.	(90)	(14,137)

30

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Trex Co., Inc. (a)	(29,374)	$(1,706,629)
		(2,735,367)
Capital Markets — (0.0)%
DigitalBridge Group, Inc.	(2,563)	(22,606)
Donnelley Financial Solutions, Inc. (a)	(40)	(1,748)
		(24,354)
Chemicals — (0.2)%
Air Products & Chemicals, Inc.	(47)	(13,861)
Albemarle Corp.	(9,081)	(654,014)
Avient Corp.	(350)	(13,006)
Cabot Corp.	(7,080)	(588,631)
Celanese Corp.	(14,088)	(799,776)
Chemours Co.	(19,667)	(266,094)
Corteva, Inc.	(242)	(15,229)
Eastman Chemical Co.	(152)	(13,393)
		(2,364,004)
Commercial Services & Supplies — (0.0)%
CECO Environmental Corp. (a)	(70)	(1,596)
Enviri Corp. (a)	(1,298)	(8,631)
Interface, Inc.	(1,245)	(24,701)
Matthews International Corp., Class A	(1,020)	(22,685)
Steelcase, Inc., Class A	(6,229)	(68,270)
		(125,883)
Communications Equipment — (0.0)%
Calix, Inc. (a)	(46)	(1,630)
Lumentum Holdings, Inc. (a)	(5,729)	(357,146)
		(358,776)
Construction & Engineering — (0.3)%
Centuri Holdings, Inc. (a)	(752)	(12,325)
Everus Construction Group, Inc. (a)	(7,258)	(269,199)
IES Holdings, Inc. (a)	(9,237)	(1,525,121)
Quanta Services, Inc.	(2,766)	(703,062)
Sterling Infrastructure, Inc. (a)	(2,388)	(270,346)
WillScot Holdings Corp.	(16,089)	(447,274)
		(3,227,327)
Construction Materials — (0.0)%
Knife River Corp. (a)	(163)	(14,704)

Consumer Finance — (0.0)%
Dave, Inc. (a)	(929)	(76,791)

31

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Navient Corp.	(6,855)	$(86,579)
		(163,370)
Consumer Staples Distribution & Retail — (0.3)%
Casey's General Stores, Inc.	(35)	(15,191)
Dollar General Corp.	(28,035)	(2,465,118)
Dollar Tree, Inc. (a)	(989)	(74,244)
Grocery Outlet Holding Corp. (a)	(40,677)	(568,665)
		(3,123,218)
Containers & Packaging — (0.0)%
O-I Glass, Inc. (a)	(2,721)	(31,210)
Sealed Air Corp.	(453)	(13,092)
TriMas Corp.	(757)	(17,736)
		(62,038)
Distributors — (0.1)%
A-Mark Precious Metals, Inc.	(274)	(6,951)
Pool Corp.	(2,973)	(946,455)
		(953,406)
Diversified Consumer Services — (0.1)%
Adtalem Global Education, Inc. (a)	(930)	(93,595)
Frontdoor, Inc. (a)	(20,510)	(787,994)
H&R Block, Inc.	(13,697)	(752,103)
		(1,633,692)
Diversified Telecommunication Services — (0.1)%
Anterix, Inc. (a)	(104)	(3,806)
Iridium Communications, Inc.	(31,910)	(871,781)
Shenandoah Telecommunications Co.	(3,273)	(41,142)
		(916,729)
Electric Utilities — (0.2)%
Oklo, Inc. (a)	(59,157)	(1,279,566)
Otter Tail Corp.	(13,038)	(1,047,864)
Southern Co.	(1,225)	(112,639)
		(2,440,069)
Electrical Equipment — (0.2)%
GrafTech International Ltd. (a)	(15,049)	(13,159)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Plug Power, Inc. (a)	(114,078)	$(154,005)
Powell Industries, Inc.	(7,268)	(1,237,958)
Rockwell Automation, Inc.	(56)	(14,469)
Sensata Technologies Holding PLC	(533)	(12,936)
Vertiv Holdings Co.Class A	(6,569)	(474,282)
Vicor Corp. (a)	(624)	(29,191)
		(1,936,000)
Electronic Equipment, Instruments & Components — (0.3)%
Arlo Technologies, Inc. (a)	(4,547)	(44,879)
Badger Meter, Inc.	(329)	(62,592)
Belden, Inc.	(2,545)	(255,136)
Crane NXT Co.	(6,078)	(312,409)
ePlus, Inc. (a)	(3,226)	(196,883)
Itron, Inc. (a)	(17,429)	(1,825,862)
Methode Electronics, Inc.	(17,895)	(114,170)
nLight, Inc. (a)	(6,079)	(47,234)
Novanta, Inc. (a)	(2,962)	(378,751)
Vishay Intertechnology, Inc.	(851)	(13,531)
		(3,251,447)
Energy Equipment & Services — (0.1)%
Aris Water Solutions, Inc., Class A	(34,807)	(1,115,216)
Core Laboratories, Inc.	(3,913)	(58,656)
NOV, Inc.	(309)	(4,703)
NPK International, Inc. (a)	(1,653)	(9,604)
ProPetro Holding Corp. (a)	(1,344)	(9,879)
RPC, Inc.	(7,672)	(42,196)
		(1,240,254)
Entertainment — (0.0)%
IMAX Corp. (a)	(133)	(3,504)
Lions Gate Entertainment Corp., Class B (a)	(4,043)	(32,021)
Warner Music Group Corp., Class A	(4,140)	(129,789)
		(165,314)
Financial Services — (0.3)%
Affirm Holdings, Inc. (a)	(26,363)	(1,191,344)
AvidXchange Holdings, Inc. (a)	(200)	(1,696)
Block, Inc. (a)	(236)	(12,822)
Marqeta, Inc., Class A (a)	(47,047)	(193,834)
Paysafe Ltd. (a)	(279)	(4,377)
Shift4 Payments, Inc., Class A (a)	(16,216)	(1,325,009)
Toast, Inc., Class A (a)	(28,803)	(955,396)
		(3,684,478)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Food Products — (0.1)%
Archer-Daniels-Midland Co.	(328)	$(15,747)
Hershey Co.	(491)	(83,976)
Lamb Weston Holdings, Inc.	(7,799)	(415,687)
Lancaster Colony Corp.	(2,162)	(378,350)
Mission Produce, Inc. (a)	(10,265)	(107,577)
Simply Good Foods Co. (a)	(2,232)	(76,982)
TreeHouse Foods, Inc. (a)	(144)	(3,901)
WK Kellogg Co.	(3,227)	(64,314)
		(1,146,534)
Ground Transportation — (0.1)%
Avis Budget Group, Inc. (a)	(2,295)	(174,191)
FTAI Infrastructure, Inc.	(4,819)	(21,830)
RXO, Inc. (a)	(3,125)	(59,687)
Saia, Inc. (a)	(2,595)	(906,771)
XPO, Inc. (a)	(5,303)	(570,497)
		(1,732,976)
Health Care Equipment & Supplies — (0.2)%
Dentsply Sirona, Inc.	(7,413)	(110,750)
Enovis Corp. (a)	(397)	(15,169)
Globus Medical, Inc., Class A (a)	(1,463)	(107,092)
Lantheus Holdings, Inc. (a)	(3,113)	(303,829)
Masimo Corp. (a)	(454)	(75,636)
Neogen Corp. (a)	(122,750)	(1,064,243)
PROCEPT BioRobotics Corp. (a)	(62)	(3,612)
STAAR Surgical Co. (a)	(1,628)	(28,702)
TransMedics Group, Inc. (a)	(14,715)	(990,025)
		(2,699,058)
Health Care Providers & Services — (0.1)%
Accolade, Inc. (a)	(2,028)	(14,155)
AdaptHealth Corp. (a)	(478)	(5,182)
Ardent Health Partners, Inc. (a)	(1,399)	(19,236)
CVS Health Corp.	(2,911)	(197,220)
DaVita, Inc. (a)	(99)	(15,144)
Enhabit, Inc. (a)	(873)	(7,674)
Henry Schein, Inc. (a)	(201)	(13,766)
Humana, Inc.	(1,658)	(438,707)
LifeStance Health Group, Inc. (a)	(78,358)	(521,864)
Option Care Health, Inc. (a)	(1,849)	(64,623)
		(1,297,571)
Health Care Technology — (0.0)%
Certara, Inc. (a)	(2,685)	(26,582)
Doximity, Inc., Class A (a)	(2,704)	(156,913)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Health Catalyst, Inc. (a)	(1,197)	$(5,422)
		(188,917)
Hotels, Restaurants & Leisure — (0.5)%
Brinker International, Inc. (a)	(12,191)	(1,817,069)
Caesars Entertainment, Inc. (a)	(5,189)	(129,725)
Cheesecake Factory, Inc.	(152)	(7,396)
Choice Hotels International, Inc.	(3,456)	(458,888)
Churchill Downs, Inc.	(125)	(13,884)
Cracker Barrel Old Country Store, Inc.	(3,622)	(140,606)
First Watch Restaurant Group, Inc. (a)	(26,506)	(441,325)
Hilton Grand Vacations, Inc. (a)	(3,510)	(131,309)
Hyatt Hotels Corp., Class A	(2,946)	(360,885)
Krispy Kreme, Inc.	(30,389)	(149,514)
Kura Sushi USA, Inc., Class A (a)	(4,591)	(235,059)
Marriott Vacations Worldwide Corp.	(1,038)	(66,681)
Penn Entertainment, Inc. (a)	(17,415)	(284,039)
Planet Fitness, Inc., Class A (a)	(8,869)	(856,834)
Royal Caribbean Cruises Ltd.	(63)	(12,943)
Rush Street Interactive, Inc. (a)	(1,756)	(18,824)
Starbucks Corp.	(3,735)	(366,366)
Sweetgreen, Inc.,Class A (a)	(16,217)	(405,749)
Target Hospitality Corp. (a)	(16,174)	(106,425)
Wynn Resorts Ltd.	(183)	(15,280)
		(6,018,801)
Household Durables — (0.3)%
Dream Finders Homes, Inc., Class A (a)	(28,095)	(633,823)
Helen of Troy Ltd. (a)	(136)	(7,275)
Leggett & Platt, Inc.	(34,182)	(270,380)
NVR, Inc. (a)	(3)	(21,733)
SharkNinja, Inc. (a)	(22,648)	(1,889,070)
Somnigroup International, Inc.	(13,476)	(806,943)
Taylor Morrison Home Corp. (a)	(243)	(14,590)
TopBuild Corp. (a)	(48)	(14,637)
Whirlpool Corp.	(4,166)	(375,481)
		(4,033,932)
Household Products — (0.1)%
Central Garden & Pet Co. (a)	(144)	(5,279)
WD-40 Co.	(3,320)	(810,080)
		(815,359)
Independent Power & Renewable Electricity Producers — (0.0)%
Ormat Technologies, Inc.	(2,852)	(201,836)
XPLR Infrastructure LP	(19,235)	(182,733)
		(384,569)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Insurance — (0.3)%
Baldwin Insurance Group, Inc. (a)	(102)	$(4,558)
Erie Indemnity Co., Class A	(39)	(16,343)
Goosehead Insurance, Inc., Class A	(13,790)	(1,628,047)
HCI Group, Inc.	(106)	(15,818)
Kinsale Capital Group, Inc.	(842)	(409,810)
Lemonade, Inc. (a)	(4,894)	(153,819)
Mercury General Corp.	(12,406)	(693,496)
Trupanion, Inc. (a)	(6,131)	(228,502)
		(3,150,393)
Interactive Media & Services — (0.0)%
Grindr, Inc. (a)	(178)	(3,186)
IAC, Inc. (a)	(1,485)	(68,221)
Match Group, Inc.	(435)	(13,572)
Reddit, Inc., Class A (a)	(20)	(2,098)
TripAdvisor, Inc. (a)	(6,280)	(88,988)
		(176,065)
IT Services — (0.1)%
Akamai Technologies, Inc. (a)	(4,172)	(335,846)
DXC Technology Co. (a)	(779)	(13,282)
Fastly, Inc., Class A (a)	(34,826)	(220,448)
Globant SA (a)	(640)	(75,341)
		(644,917)
Leisure Products — (0.1)%
Acushnet Holdings Corp.	(16,365)	(1,123,621)
Brunswick Corp.	(5,713)	(307,645)
Polaris, Inc.	(3,354)	(137,313)
YETI Holdings, Inc. (a)	(5,176)	(171,325)
		(1,739,904)
Life Sciences Tools & Services — (0.1)%
Avantor, Inc. (a)	(915)	(14,832)
Azenta, Inc. (a)	(11,624)	(402,655)
Bio-Techne Corp.	(238)	(13,954)
Charles River Laboratories International, Inc. (a)	(86)	(12,945)
Fortrea Holdings, Inc. (a)	(7,289)	(55,032)
Repligen Corp. (a)	(2,974)	(378,412)
Revvity, Inc.	(1,695)	(179,331)
West Pharmaceutical Services, Inc.	(2,312)	(517,610)
		(1,574,771)
Machinery — (0.4)%
AGCO Corp.	(4,661)	(431,469)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Alamo Group, Inc.	(422)	$(75,205)
Chart Industries, Inc. (a)	(922)	(133,100)
CNH Industrial NV	(17,083)	(209,779)
Enerpac Tool Group Corp.	(91)	(4,082)
Esab Corp.	(112)	(13,048)
Hillenbrand, Inc.	(334)	(8,063)
Ingersoll Rand, Inc.	(175)	(14,005)
Kadant, Inc.	(4,442)	(1,496,554)
Lindsay Corp.	(6,927)	(876,404)
REV Group, Inc.	(25,588)	(808,581)
Stratasys Ltd. (a)	(3,245)	(31,768)
Terex Corp.	(19,133)	(722,845)
Timken Co.	(190)	(13,655)
Titan International, Inc. (a)	(3,546)	(29,751)
Worthington Enterprises, Inc.	(1,199)	(60,058)
		(4,928,367)
Media — (0.0)%
Cable One, Inc.	(475)	(126,241)
Charter Communications, Inc., Class A (a)	(42)	(15,478)
National CineMedia, Inc. (a)	(299)	(1,746)
Scholastic Corp.	(2,352)	(44,406)
Sirius XM Holdings, Inc.	(3,085)	(69,551)
TechTarget, Inc. (a)	(2,097)	(31,057)
		(288,479)
Metals & Mining — (0.2)%
Century Aluminum Co. (a)	(2,965)	(55,030)
Cleveland-Cliffs, Inc. (a)	(53,136)	(436,778)
Coeur Mining, Inc. (a)	(59,000)	(349,280)
Compass Minerals International, Inc. (a)	(2,829)	(26,282)
Contango ORE, Inc. (a)	(50,075)	(511,266)
Materion Corp.	(268)	(21,869)
Metallus, Inc. (a)	(1,029)	(13,748)
MP Materials Corp. (a)	(43,498)	(1,061,786)
Ryerson Holding Corp.	(690)	(15,842)
U.S. Steel Corp.	(10,528)	(444,913)
		(2,936,794)
Office REITs — (0.1)%
BXP, Inc.	(5,544)	(372,502)
JBG SMITH Properties	(3,019)	(48,636)
Vornado Realty Trust	(24,776)	(916,464)
		(1,337,602)
Oil, Gas & Consumable Fuels — (0.1)%
Centrus Energy Corp., Class A (a)	(4,849)	(301,656)
Comstock Resources, Inc. (a)	(3,694)	(75,136)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2025

	Number of Shares	Value

Core Natural Resources, Inc.	(157)	$(12,105)
CVR Energy, Inc.	(3,151)	(61,129)
Diversified Energy Co. PLC (e)	(205)	(2,772)
Murphy Oil Corp.	(7,354)	(208,854)
New Fortress Energy, Inc.	(50,016)	(415,633)
PrimeEnergy Resources Corp. (a)	(30)	(6,837)
Talos Energy, Inc. (a)	(2,791)	(27,128)
Texas Pacific Land Corp.	(88)	(116,599)
Uranium Energy Corp. (a)	(41,063)	(196,281)
		(1,424,130)
Paper & Forest Products — (0.0)%
Sylvamo Corp.	(1,830)	(122,738)

Passenger Airlines — (0.2)%
Alaska Air Group, Inc. (a)	(250)	(12,305)
American Airlines Group, Inc. (a)	(47,284)	(498,846)
JetBlue Airways Corp. (a)	(252,688)	(1,217,956)
Joby Aviation, Inc. (a)	(84,088)	(506,210)
Southwest Airlines Co.	(8,765)	(294,329)
		(2,529,646)
Personal Care Products — (0.1)%
Coty, Inc., Class A (a)	(1,032)	(5,645)
elf Beauty, Inc. (a)	(21,497)	(1,349,797)
Herbalife Ltd. (a)	(480)	(4,142)
		(1,359,584)
Pharmaceuticals — (0.1)%
Amphastar Pharmaceuticals, Inc. (a)	(245)	(7,103)
Bausch Health Cos., Inc. (a)	(574)	(3,714)
Harrow, Inc. (a)	(2,399)	(63,813)
Organon & Co.	(14,388)	(214,237)
Pacira BioSciences, Inc. (a)	(989)	(24,577)
Prestige Consumer Healthcare, Inc. (a)	(10,254)	(881,536)
Tarsus Pharmaceuticals, Inc. (a)	(1,976)	(101,507)
Zevra Therapeutics, Inc. (a)	(1,294)	(9,692)
		(1,306,179)
Professional Services — (0.3)%
Amentum Holdings, Inc. (a)	(18,946)	(344,817)
Clarivate PLC (a)	(240,480)	(945,086)
Concentrix Corp.	(5,496)	(305,797)
Dayforce, Inc. (a)	(512)	(29,865)
Dun & Bradstreet Holdings, Inc.	(5,308)	(47,454)
Fiverr International Ltd. (a)	(71,229)	(1,686,703)
ICF International, Inc.	(357)	(30,334)
Insperity, Inc.	(5,146)	(459,178)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Paycom Software, Inc.	(114)	$(24,907)
TriNet Group, Inc.	(5,759)	(456,343)
		(4,330,484)
Real Estate Management & Development — (0.1)%
eXp World Holdings, Inc.	(59,221)	(579,181)
Landbridge Co. LLCClass A	(11,739)	(844,504)
		(1,423,685)
Residential REITs — (0.0)%
Independence Realty Trust, Inc.	(748)	(15,880)
Sun Communities, Inc.	(120)	(15,437)
		(31,317)
Semiconductors & Semiconductor Equipment — (0.3)%
Alpha & Omega Semiconductor Ltd. (a)	(602)	(14,966)
Astera Labs, Inc. (a)	(5,460)	(325,798)
Enphase Energy, Inc. (a)	(8,706)	(540,207)
Entegris, Inc.	(4,763)	(416,667)
First Solar, Inc. (a)	(2,686)	(339,591)
FormFactor, Inc. (a)	(162)	(4,583)
Impinj, Inc. (a)	(4,345)	(394,092)
Intel Corp.	(11,410)	(259,121)
Lattice Semiconductor Corp. (a)	(11,756)	(616,602)
MACOM Technology Solutions Holdings, Inc. (a)	(450)	(45,171)
Microchip Technology, Inc.	(6,547)	(316,940)
Micron Technology, Inc.	(2,155)	(187,248)
ON Semiconductor Corp. (a)	(316)	(12,858)
Qorvo, Inc. (a)	(583)	(42,215)
Silicon Laboratories, Inc. (a)	(136)	(15,310)
Wolfspeed, Inc. (a)	(49,149)	(150,396)
		(3,681,765)
Software — (0.7)%
Alarm.com Holdings, Inc. (a)	(1,497)	(83,308)
Bentley Systems, Inc., Class B	(4,780)	(188,045)
Bill Holdings, Inc. (a)	(4,685)	(214,995)
C3.ai, Inc., Class A (a)	(14,425)	(303,646)
Cadence Design Systems, Inc. (a)	(59)	(15,005)
Clear Secure, Inc., Class A	(9,223)	(238,968)
Confluent, Inc., Class A (a)	(94,555)	(2,216,369)
Crowdstrike Holdings, Inc., Class A (a)	(77)	(27,149)
Digimarc Corp. (a)	(3,424)	(43,896)
Five9, Inc. (a)	(10,233)	(277,826)
Freshworks, Inc., Class A (a)	(135,408)	(1,910,607)
Gitlab, Inc., Class A (a)	(18,134)	(852,298)
I3 Verticals, Inc., Class A (a)	(68)	(1,678)
Informatica, Inc., Class A (a)	(1,633)	(28,496)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Logility Supply Chain Solutions, Inc.	(2,156)	$(30,745)
MicroStrategy, Inc., Class A (a)	(1,010)	(291,153)
nCino, Inc. (a)	(12,120)	(332,936)
Nutanix, Inc., Class A (a)	(28,617)	(1,997,753)
Qualys, Inc. (a)	(1,278)	(160,938)
RingCentral, Inc., Class A (a)	(6,415)	(158,835)
Rubrik, Inc., Class A (a)	(742)	(45,247)
ServiceTitan, Inc., Class A (a)	(312)	(29,674)
UiPath, Inc., Class A (a)	(3,162)	(32,569)
Workiva, Inc. (a)	(154)	(11,690)
		(9,493,826)
Specialized REITs — (0.0)%
National Storage Affiliates Trust	(7,012)	(276,273)

Specialty Retail — (0.1)%
Academy Sports & Outdoors, Inc.	(729)	(33,250)
Advance Auto Parts, Inc.	(402)	(15,762)
Build-A-Bear Workshop, Inc.	(470)	(17,470)
Caleres, Inc.	(5,585)	(96,230)
Carvana Co. (a)	(2,131)	(445,549)
Lithia Motors, Inc.	(102)	(29,941)
Monro, Inc.	(3,972)	(57,475)
ODP Corp. (a)	(5,066)	(72,596)
RH (a)	(2,075)	(486,401)
Shoe Carnival, Inc.	(1,777)	(39,076)
Tractor Supply Co.	(281)	(15,483)
Wayfair, Inc., Class A (a)	(1,809)	(57,942)
Zumiez, Inc. (a)	(1,344)	(20,012)
		(1,387,187)
Technology Hardware, Storage & Peripherals — (0.1)%
Corsair Gaming, Inc. (a)	(2,081)	(18,438)
Eastman Kodak Co. (a)	(5,172)	(32,687)
Super Micro Computer, Inc. (a)	(28,701)	(982,722)
		(1,033,847)
Textiles, Apparel & Luxury Goods — (0.2)%
Capri Holdings Ltd. (a)	(58,095)	(1,146,214)
Columbia Sportswear Co.	(972)	(73,571)
Crocs, Inc. (a)	(4,791)	(508,804)
G-III Apparel Group Ltd. (a)	(90)	(2,461)
NIKE, Inc., Class B	(7,942)	(504,158)
PVH Corp.	(211)	(13,639)
Under Armour, Inc., Class A (a)	(47,254)	(295,338)
Wolverine World Wide, Inc.	(2,779)	(38,656)
		(2,582,841)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Trading Companies & Distributors — (0.1)%
Air Lease Corp.	(1,112)	$(53,721)
Core & Main, Inc., Class A (a)	(13,678)	(660,784)
Rush Enterprises, Inc., Class A	(2,226)	(118,891)
SiteOne Landscape Supply, Inc. (a)	(117)	(14,208)
Transcat, Inc. (a)	(182)	(13,550)
Watsco, Inc.	(32)	(16,266)
		(877,420)
Total U.S. Common Stocks (Proceeds $(127,631,360))		(115,870,154)

Foreign Common Stocks — (0.9)%

Argentina — (0.0)%
Cresud SACIF y A - SPADR (a)	(540)	(5,967)

Belgium — (0.0)%
Liberty Global Ltd., Class C (a)	(30,270)	(362,332)

Bermuda — (0.0)%
SiriusPoint Ltd. (a)	(293)	(5,066)

Brazil — (0.1)%
ERO Copper Corp. (a)	(73,300)	(887,821)
MercadoLibre, Inc. (a)	(8)	(15,607)
StoneCo Ltd., Class A (a)	(8,993)	(94,247)
VTEX, Class A (a)	(3,585)	(18,176)
		(1,015,851)
Canada — (0.7)%
5N Plus, Inc. (a)	(23,000)	(84,869)
Algonquin Power & Utilities Corp.	(82,500)	(423,665)
Andlauer Healthcare Group, Inc.	(6,200)	(168,028)
B2Gold Corp.	(21,518)	(61,326)
Baytex Energy Corp.	(29,940)	(66,766)
Bombardier, Inc. Class B (a)	(3,400)	(191,329)
CAE, Inc. (a)	(16,300)	(400,746)
CGI, Inc.	(7,500)	(748,723)
Colliers International Group, Inc.	(4,000)	(484,069)
Definity Financial Corp.	(8,800)	(391,002)
Denison Mines Corp. (a)	(323,200)	(422,234)
Endeavour Silver Corp. (a)	(7,645)	(32,644)
EQB, Inc.	(5,800)	(393,129)
First Majestic Silver Corp.	(33,047)	(221,084)
Fortuna Mining Corp. (a)	(14,841)	(90,530)
Galiano Gold, Inc. (a)	(246,100)	(302,698)
Global Atomic Corp. (a)	(520,900)	(264,242)
i-80 Gold Corp. (a)	(810,200)	(478,559)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Linamar Corp.	(2,900)	$(100,459)
Magna International, Inc.	(11,700)	(397,656)
Mattr Corp. (a)	(29,100)	(207,272)
Mattr Corp. (a)	(29,100)	(207,070)
MTY Food Group, Inc.	(17,000)	(485,292)
New Found Gold Corp. (a)	(127,241)	(152,967)
NexGen Energy Ltd. (a)	(31,859)	(143,047)
NFI Group, Inc. (a)	(15,200)	(124,955)
Restaurant Brands International, Inc.	(3,600)	(231,178)
Seabridge Gold, Inc. (a)	(6,432)	(75,061)
TerraVest Industries, Inc.	(6,200)	(612,439)
Veren, Inc.	(67,962)	(449,908)
Victoria Gold Corp./Vancouver (a)	(1,261,221)	(8,764)
Vizsla Silver Corp. (a)	(10,048)	(22,809)
		(8,444,520)
China — (0.0)%
HUYA, Inc. - ADR	(12,914)	(41,454)
RLX Technology, Inc. - ADR	(28,738)	(54,028)
Silvercorp Metals, Inc.	(3,237)	(12,527)
Zhihu, Inc. - ADR (a)	(1,041)	(4,445)
		(112,454)
Colombia — (0.0)%
Geopark Ltd.	(1,085)	(8,767)

Germany — (0.0)%
Birkenstock Holding PLC (a)	(227)	(10,408)
Immatics NV (a)	(2,013)	(9,079)
		(19,487)
India — (0.0)%
MakeMyTrip Ltd. (a)	(322)	(31,553)
WNS Holdings Ltd. (a)	(114)	(7,010)
		(38,563)
Indonesia — (0.0)%
Telkom Indonesia Persero Tbk. PT - ADR	(237)	(3,500)

Israel — (0.1)%
Oddity Tech Ltd., Class A (a)	(34,350)	(1,485,981)
Perion Network Ltd. (a)	(1,541)	(12,544)
		(1,498,525)
Japan — (0.0)%
Allegro MicroSystems, Inc. (a)	(20,412)	(512,953)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

	Number of Shares	Value

Mexico — (0.0)%
Borr Drilling Ltd. (a)	(8,275)	$(18,122)

Peru — (0.0)%
Cia de Minas Buenaventura SAA - ADR	(131)	(2,047)

Republic of Korea — (0.0)%
Webtoon Entertainment, Inc. (a)	(1,318)	(10,109)

South Africa — (0.0)%
Sibanye Stillwater Ltd. - ADR (a)	(41,007)	(187,812)

Taiwan — (0.0)%
Silicon Motion Technology Corp. - ADR	(96)	(4,854)

United Kingdom — (0.0)%
Fidelis Insurance Holdings Ltd.	(100)	(1,620)
Genius Sports Ltd. (a)	(12,438)	(124,504)
Immunocore Holdings PLC - ADR (a)	(2,212)	(65,630)
		(191,754)
Total Foreign Common Stocks (Proceeds $(14,661,007))		(12,442,683)
Total Common Stocks (Proceeds $(142,292,367))		(128,312,837)
Total Securities Sold Short —(10.0)% (Proceeds $(142,292,367))		$(128,312,837)

Financial Futures Contracts

Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at March 31, 2025	Unrealized Appreciation/ (Depreciation)

		Long Financial Futures Contracts
		Interest Rate-Related
349	06/18/2025	U.S. Treasury Note 10 Year Futures	$38,162,759	$38,815,344	$652,585
393	06/18/2025	Ultra U.S. Treasury Note 10 Year Futures	43,946,648	44,851,125	904,477
					1,557,062
		Foreign Currency-Related
91	06/16/2025	Australian Dollar Currency Futures	5,721,422	5,690,685	(30,737)
236	06/16/2025	British Pound Currency Futures	19,091,909	19,043,725	(48,184)
287	06/16/2025	Euro Foreign Exchange Currency Futures	39,376,736	38,967,425	(409,311)
116	06/16/2025	Swiss Franc Currency Futures	16,661,607	16,540,150	(121,457)
					(609,689)
		Equity-Related
1,028	06/20/2025	Eurex EURO STOXX 50 Index Futures	59,738,526	57,679,682	(2,058,844)
411	06/20/2025	MSCI China Index Futures	12,784,862	12,099,840	(685,022)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at March 31, 2025	Unrealized Appreciation/ (Depreciation)

467	06/20/2025	MSCI Japan Index Futures	$42,567,866	$40,974,580	$(1,593,286)
65	06/20/2025	U.S. MSCI EAFE Index Futures	8,120,795	7,852,975	(267,820)
284	06/20/2025	U.S. MSCI Emerging Markets Index Futures	16,156,848	15,773,360	(383,488)
					(4,988,460)
		Short Financial Futures Contracts
		Equity-Related
(41)	06/20/2025	EURO STOXX 600 Index Futures	(1,210,795)	(1,172,615)	38,180
(5)	06/27/2025	HKG Hang Seng Index Futures	(788,060)	(739,579)	48,481
(6)	06/19/2025	Montreal Exchange S&P/TSX 60 Index Futures	(1,240,682)	(1,248,824)	(8,142)
(27)	06/20/2025	Russell 2000 Value Index Futures	(2,815,987)	(2,736,585)	79,402
(558)	06/20/2025	S&P 500 Index Futures	(158,835,256)	(157,725,675)	1,109,581
(7)	06/19/2025	S&P ASX Share Price 200 Index Futures	(861,028)	(861,340)	(312)
					1,267,190
					$(2,773,897)

Forward Currency Contracts

Contract Amount

Contract						Unrealized Appreciation/
Settlement Date	Counterparty	Receive		Deliver		(Depreciation)
04/08/2025	State Street Bank & Trust Co.	IDR	12,253,287	USD	740	$(3)
04/11/2025	Morgan Stanley Capital Services, Inc.	USD	36,619,008	CAD	52,300,000	227,287
						$227,284

Total Return Basket Swap Agreements

Reference Entity	Counterparty	Maturity Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Contracts for Difference ("CFD")
Long Position Contracts
Boss Energy Ord	Morgan Stanley Capital Services, Inc.	08/04/2026	$323,512	$6,253
Byd, Ltd. H	Morgan Stanley Capital Services, Inc.	10/06/2026	588,255	19,010
Calb Ord H	Morgan Stanley Capital Services, Inc.	10/06/2026	202,650	(2,887)
Igo, Ltd.	Morgan Stanley Capital Services, Inc.	08/04/2026	405,838	(32,810)
Kghm Polska Miedz Ord	Morgan Stanley Capital Services, Inc.	02/02/2027	167,203	(6,299)
Lotus Resources Ord	Morgan Stanley Capital Services, Inc.	08/04/2026	116,966	1,419
Mineral Resources, Ltd.	Morgan Stanley Capital Services, Inc.	08/06/2026	390,868	3,321
Pilbara Minerals, Ltd.	Morgan Stanley Capital Services, Inc.	08/04/2026	1,182,764	(112,957)
Prysmian Spa	Morgan Stanley Capital Services, Inc.	08/04/2026	387,593	(32,945)
Rept Battero Ord H	Morgan Stanley Capital Services, Inc.	10/06/2026	101,950	(6,867)
Tamura Ord	Morgan Stanley Capital Services, Inc.	08/04/2026	35,292	(1,099)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

Total Return Basket Swap Agreements

Reference Entity	Counterparty	Maturity Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Winsome Resources Ord	Morgan Stanley Capital Services, Inc.	08/04/2026	$15,672	$(3,513)
Yellow Cake Ord	Morgan Stanley Capital Services, Inc.	08/04/2026	1,279,988	(66,185)
				(235,559)
Short Position Contracts
Global X Copper Miners ETF	Morgan Stanley Capital Services, Inc.	08/03/2026	1,552,208	76,144
Infineon Technologies Ag	Morgan Stanley Capital Services, Inc.	08/04/2026	98,752	14,351
iShares MSCI South Korea ETF	Morgan Stanley Capital Services, Inc.	08/03/2026	1,749,440	20,160
On Semiconductor Corp.	Morgan Stanley Capital Services, Inc.	08/03/2026	320,175	43,280
Paladin Energy Ord	Morgan Stanley Capital Services, Inc.	08/04/2026	172,327	42,312
Prysmian	Morgan Stanley Capital Services, Inc.	08/04/2026	270,447	30,905
Sandfire Resources, Ltd.	Morgan Stanley Capital Services, Inc.	08/04/2026	580,228	16,588
Schneider Electric	Morgan Stanley Capital Services, Inc.	08/04/2026	398,597	38,047
Tesla, Inc.	Morgan Stanley Capital Services, Inc.	08/03/2026	1,256,850	8,477
Vestas Wind Systems	Morgan Stanley Capital Services, Inc.	04/02/2027	402,335	64,858
				355,122
				$119,563

	Number of Contracts	Value

Written Option Contracts — (0.2)%

Calls — (0.0)%
Clear Secure, Inc., Notional Amount $(1,295,198), Strike Price $39.73 Expiring 05/16/2025 (United States)	(326)	$(24,450)
Fluor Corp., Notional Amount $(516,000), Strike Price $60 Expiring 06/20/2025 (United States)	(86)	(6,880)
Total Calls (Premiums received $89,457)		$(31,330)

Puts — (0.2)%
Clear Secure, Inc., Notional Amount $(950,986), Strike Price $19.73 Expiring 05/16/2025 (United States)	(482)	(16,870)
Equifax, Inc., Notional Amount $(1,128,000), Strike Price $240 Expiring 04/17/2025 (United States)	(47)	(30,550)
iShares iBoxx $ High Yield Corporate Bond ETF, Notional Amount $(1,440,000), Strike Price $75 Expiring 06/20/2025 (United States)	(192)	(7,296)
iShares S&P/TSX 60 Index ETF, Notional Amount $(11,731,100), Strike Price $36.5 Expiring 04/17/2025 (Canada)	(3,214)	(35,735)
iShares S&P/TSX 60 Index ETF, Notional Amount $(7,692,300), Strike Price $37 Expiring 04/17/2025 (Canada)	(2,079)	(26,005)
NCR Voyix Corp., Notional Amount $(151,000), Strike Price $10 Expiring 10/17/2025 (United States)	(151)	(20,687)
S&P 500 Index, Notional Amount $(45,080,415), Strike Price $5,985.98 Expiring 05/16/2025 (United States)	(7,531)	(2,753,883)
SPDR S&P Biotech ETF, Notional Amount $(657,000), Strike Price $90 Expiring 05/16/2025 (United States)	(73)	(68,255)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

		Value

ZoomInfo Technologies, Inc., Notional Amount $(96,000), Strike Price $10 Expiring 12/19/2025 (United States)	(96)	$(15,360)
Total Puts (Premiums received $932,851)		$(2,974,641)
Total Written Options (Premiums received $1,022,308)		$(3,005,971)

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CAD	Canadian Dollar
CME	Chicago Mercantile Exchange
DKK	Danish Krone
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
FSE	Frankfurt Stock Exchange
GDR	Global Depositary Receipt
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
REIT	Real Estate Investment Trust
SPADR	Sponsored ADR
TSX	Toronto Stock Exchange
USD	US Dollar

(a)	Non income-producing security.
(b)	Security or a portion thereof is pledged as collateral for securities sold short.
(c)	Security or a portion thereof was held on loan. As of March 31, 2025, the aggregate market value of securities on loan was $25,574,665; the total market value of collateral held by the Fund was $26,482,004. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $19,708,603.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with TAS’s fair valuation procedures for TIP. At March 31, 2025 the aggregate value of these securities was $6,870,057, which represents 0.5% of net assets.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(f)	Security is valued in good faith under TAS’s fair valuation procedures for TIP. The aggregate amount of securities fair valued amounts to $168,741,491, which represents 13.2% of the fund's net assets.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

(h)	Restricted Securities. The following restricted securities were held by the fund as of March 31, 2025, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted:

	Investment Strategy	Date of Acquisition	Cost	Value
U.S. Common Stocks
Swiftmerge Acquisition Corp.		12/15/21	$5	$13,012
				13,012
Foreign Common Stocks
Somerset Energy Partners Corp.		04/08/22	31,072	31,667
				31,667
Warrants
Esports Technologies, Inc.		11/18/21	—	—
Royal Helium Ltd.		12/30/22	—	—
Royal Helium Ltd.		06/02/23	—	—
				—
Convertible Bonds
Royal Helium Ltd.		06/02/23	319,565	298,113
Royal Helium, Ltd.		12/30/22 - 06/30/23	187,813	216,810
				514,923
Corporate Bonds
Trillion Energy International, Inc.		04/05/23	337,084	315,347
				315,347
Private Investment Funds
Bellus Ventures II LP	California Carbon Allowances	10/01/21-12/02/24	15,701,545	15,344,666
Eversept Global Healthcare Fund LP	Long-Short Global Healthcare	02/01/19	15,833,921	21,912,195
Farallon Capital Institutional Partners LP	Multi-Strategy	01/01/13	580,749	739,723
Helikon Long Short Equity Fund ICAV	Long-Short European	01/01/21	6,996,742	34,980,862
Honeycomb Partners LP	Long-Short Global	02/28/17-07/01/17	10,508,756	19,221,010
Northwest Feilong Fund, Ltd.	China Credit	05/01/20-03/04/24	20,000,000	25,999,774
QVT Roviant LP	Multi-Strategy	01/05/16	1,109,188	5,056,706
Voloridge Fund LP	Directional	01/01/23	7,164,804	8,906,887
Voloridge Trading Aggressive Fund	Directional	12/01/23-09/01/24	25,000,000	31,534,630
				163,696,453
Preferred Stocks
Synaptive Medical, Inc., Class B		02/03/20-12/29/23	129,999	57,942
				57,942
Total (12.9% of Net Assets)				$164,629,344

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2025

(i)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2025. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized. All subscriptions into Private Investment Funds are fully funded.
(j)	Current yield as of March 31, 2025.
(k)	Represents a security purchased with cash collateral received for securities on loan.

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2025

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of March 31, 2025, TIP consisted of one mutual fund, TIFF Multi-Asset Fund ("MAF" or the "fund") which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIFF Advisory Services, LLC ("TAS") Valuation Committee.

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TAS Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

Periodically, MAF invests in both total return equity index and total return basket swaps. The total return equity index swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the broker and are typically categorized as Level 2 in the fair value hierarchy.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value’’. MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

Segment Reporting

The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Investment Valuation and Fair Value Measurements

The following is a summary of the inputs used as of March 31, 2025, in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$793,770,453	$103,613,172	$598,789	$897,982,414
Rights	—	147,943	—	147,943
Warrants+	39,976	284,813	13,567	338,356
Corporate Bonds	—	—	315,347	315,347
Convertible Bonds	—	1,917,693	298,113	2,215,806
U.S. Treasury Bonds/Notes	—	39,615,059	—	39,615,059
Exchange-Traded Funds and Mutual Funds	108,767,074	—	—	108,767,074
Private Investment Funds	—	—	163,696,453	163,696,453
Preferred Stocks*	—	2,300,098	57,942	2,358,040
Purchased Options	223,861	2,783,794	—	3,007,655
Short-Term Investments	—	173,704,459	—	173,704,459
Unaffiliated Investment Company	6,183,559	—	—	6,183,559
Total Investments in Securities	908,984,923	324,367,031	164,980,211	1,398,332,165
Financial Futures Contracts - Interest Rate Risk	1,557,062	—	—	1,557,062
Financial Futures Contracts - Equity Risk	1,275,644	—	—	1,275,644
Forward Currency Contracts - Foreign Currency Risk	—	227,287	—	227,287
Total Return Swap Contracts (CFD) – Equity Risk	—	385,125	—	385,125
Total Other Financial Instruments	2,832,706	612,412	—	3,445,118
Total Assets	$911,817,629	$324,979,443	$164,980,211	$1,401,777,283
Liabilities
Common Stocks Sold Short*	(128,304,073)	—	(8,764)	(128,312,837)
Financial Futures Contracts - Equity Risk	(4,996,914)	—	—	(4,996,914)
Financial Futures Contracts - Foreign Currency Risk	(609,689)	—	—	(609,689)
Forward Currency Contracts - Foreign Currency Risk	—	(3)	—	(3)
Total Return Swap Contracts (CFD) – Equity Risk	—	(265,562)	—	(265,562)
Written Options - Equity Risk	(252,088)	(2,753,883)	—	(3,005,971)
Total Other Financial Instruments	(5,858,691)	(3,019,448)	—	(8,878,139)
Total Liabilities	$(134,162,764)	$(3,019,448)	$(8,764)	$(137,190,976)

* Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

+ There are securities in this category that have a market value of zero and are categorized as Level 3.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 3/31/25 for the period ended 3/31/25
Common Stocks*	$559,875	$(342,938)	$(969,960)	$—	$1,351,812	$—	$—	$598,789	$(969,960)
Warrants	—	—	13,409	158	—	—	—	13,567	13,409
Private Investment Funds	164,571,727	1,319,208	1,319,865	—	(3,514,347)	—	—	163,696,453	1,319,865
Preferred Stocks	57,942	—	—	—	—	—	—	57,942	—
Corporate Bonds	315,698	—	(351)	—	—	—	—	315,347	(351)
Convertible Bonds	448,445	—	(30,332)	—	(120,000)	—	—	298,113	(332)
Common Stocks Sold Short	—	(551,742)	1,894,790	(1,351,812)	—	—	—	(8,764)	1,894,790
Total	$165,953,687	$424,528	$2,227,421	$(1,351,654)	$(2,282,535)	$—	$—	$164,971,447	$2,257,421

* There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using TAS's fair valuation procedures for TIP. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TAS Valuation Committee.

The TAS Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TAS Valuation Committee meetings.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks, Warrants, Preferred Stocks, Convertible Bonds and Corporate Bonds. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under TAS's fair valuation procedures for TIP. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TAS Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TAS Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TAS Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of March 31, 2025	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$567,122	Discounted last market price	Discount(%)	20%-100%	83.27%
	31,667	Recent transaction price	Recent transaction price	$0.30	$0.30
Warrants	13,567	Black- Scholes pricing model	Volatility	55%	55%
Private Investment Funds	163,696,453	Adjusted net asset value	Manager estimated returns	(4.70)% - 7.54%	1.31%
			Market returns**	(14.71)% - 0.25%	(1.10)%
Preferred Stocks	57,942	Recent transaction price	Recent transaction price	$2.08	$2.08
Convertible Bonds	298,113	Recent transaction price	Recent transaction price	$69.49	$69.49
Corporate Bonds	315,347	Recent transaction price	Recent transaction price	$69.49	$69.49

* Weighted by market value of investments as a percentage of the total market value of Level 3 investments within each valuation methodology.

** Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks, Preferred Stocks, Convertible Bonds and Corporate Bonds. The chart above reflects the methodology and significant unobservable inputs of securities held at period ended March 31, 2025. The discounts or estimates for lack of marketability and estimate of future claims or comparable share ratio used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended March 31, 2025. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
California Carbon Allowances (a)	$15,344,666	quarterly	90 days
Multi-Strategy (b)	5,796,429	illiquid	N/A
Long-Short Global Healthcare (c)	21,912,195	quarterly	45 days
Long-Short European (d)	34,980,862	monthly	60 days
Long-Short Global (e)	19,221,010	quarterly	60 days
China Credit (f)	25,999,774	monthly	45 days
Directional (g)	40,441,517	monthly	30 days
Total	$163,696,453

(a)	This strategy is primarily comprised of investments in California Carbon Allowances.
(b)	This strategy is primarily comprised of capital allocated to various strategies based on risk and return profiles. This strategy includes $5,796,429 of redemption residuals.
(c)	This strategy is primarily comprised of long and short positions in global healthcare securities.
(d)	This strategy is primarily comprised of long and short positions in small and mid-cap European equities.
(e)	This strategy is primarily comprised of long and short positions in global common stocks.
(f)	This strategy is primarily comprised of Chinese convertible bonds.
(g)	This strategy is primarily comprised of global futures, US equities, ETFs, and ADRs selected using quantitative analysis to predict likely short-term price changes.

4. Derivative and Other Financial Instruments

During the period ended March 31, 2025, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, total return basket swaps and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TAS or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market’’. Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Periodically, securities can be designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade.

At the end of the period, the fund maintained one total return basket swap contract to obtain exposure to a portfolio of long and/or short securities.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular ‘‘notional amount’’ or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a ‘‘basket’’ of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments, when applicable. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category as of March 31, 2025. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund's derivative holdings as of March 31, 2025, grouped by contract type and risk exposure category:

Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Asset Derivatives
Purchased Options	Investments in securities, at notional value	—	—%	69,557,072	6.98%	—	—%	69,557,072
Total Return Basket Swap Contracts	Unrealized appreciation on swap contracts	—	—%	—	—%	—	—%	—
Total Return Swap Agreements (CFD)	Unrealized appreciation on swap contracts	—	—%	385,125	0.02%	—	—%	385,125
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	227,287	0.03%	—	—%	—	—%	227,287
Financial Futures Contracts	Due from broker for futures variation margin**	—	0.01%	1,275,644	0.24%	1,557,062	0.06%	2,832,706
Total Value - Assets		227,287		71,217,841		1,557,062		73,002,190
Liability Derivatives
Written Options	Written option, at notional value	—	—%	(70,737,999)	-6.76%	—	—%	(70,737,999)
Total Return Basket Swap Contracts	Unrealized depreciation on swap contracts	—	—%	—	—%	—	—%	—
Total Return Swap Agreements (CFD)	Unrealized depreciation on swap contracts	—	—%	(265,562)	0.02%	—	—%	(265,562)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(3)	0.00%	—	—%	—	—%	(3)
Financial Futures Contracts	Due to broker for futures variation margin**	(609,689)	0.10%	(4,996,914)	0.30%	—	-0.05%	(5,606,603)
Total Value - Liabilities		(609,692)		(76,000,475)		—		(76,610,167)

*The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2024 to and including March 31, 2025, the absolute value of the applicable value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these two percentages.

** Includes appreciation (depreciation) on the date the contracts are opened through March 31, 2025.

5. Federal Tax Information

The cost of investments, the aggregate gross unrealized appreciation/(depreciation), and the net unrealized appreciation/(depreciation) on investments at March 31, 2025, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$218,785,692	$(224,714,772)	$(5,929,080)	$1,384,527,400

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2025.

6. Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of March 31, 2025:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$141,159,545	$—	$(141,159,545)	$—
Total	$141,159,545	$—	$(141,159,545)	$—

* Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

7. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.

8. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.